    As filed with the Securities and Exchange Commission on April 30,2001

                                                      Registration Nos. 33-28889
                                                                    and 811-5817
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                         REGISTRATION STATEMENT UNDER

                          THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.           [ ]

                        Post-Effective Amendment No. 17         [X]


                                      and
                         REGISTRATION STATEMENT UNDER

                      THE INVESTMENT COMPANY ACT OF 1940



                               Amendment No. 20                 [X]


               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                          (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                             300 University Avenue
                            Toronto, Canada M5G 1R8
              (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (416) 597-1456

                                 Roy W. Linden
                             330 University Avenue
                            Toronto, Canada M5G 1R8
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] pursuant to paragraph (a)(i) of Rule 485


If appropriate check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

           Title of Securities Being Registered:  Flexible Premium
                      Variable Deferred Annuity Policies

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
   ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339
                             PHONE: 1-800-905-1959

                             VARIFUND(R)PROSPECTUS

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


This Prospectus describes the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us or the Company).

The Owner (Policyowner or you) may choose among the 28 divisions (the Sub-Accounts) of the Canada Life of America Variable Annuity Account 1 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in corresponding Portfolios of the following fund companies (the Funds):

     The Alger American Fund (Alger American)
     Berger Institutional Products Trust (Berger Trust)

     The Dreyfus Socially Responsible Growth Fund, Inc.
      (Dreyfus Socially Responsible)

     Dreyfus Variable Investment Fund (Dreyfus VIF)
     Fidelity Variable Insurance Products Fund (Fidelity VIP)
     Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III)

     Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
     The Montgomery Funds III (Montgomery)
     Seligman Portfolios, Inc. (Seligman)


The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling us at the address or phone number shown above.

Please read this Prospectus carefully before buying a Policy and keep it for future reference. This Prospectus must be accompanied by current prospectuses for the Funds. The Funds' prospectuses are attached to this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies and the Funds are not insured by the FDIC nor any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. The Policy described in this Prospectus is subject to market fluctuation, investment risk and possible loss of principal.


               The date of this Prospectus is May 1, 2001.

                               TABLE OF CONTENTS

SUMMARY...............................................................    1
TABLE OF EXPENSES.....................................................    6
CONDENSED FINANCIAL INFORMATION.......................................   12
THE COMPANY...........................................................   14
THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT.................   14
     The Variable Account.............................................   14
     The Funds........................................................   15
  The Alger American Fund.............................................   17
     Alger American Growth Portfolio..................................   17
     Alger American Leveraged AllCap Portfolio........................   17
     Alger American MidCap Growth Portfolio...........................   17
     Alger American Small Capitalization Portfolio....................   17
  Berger Institutional Products Trust.................................   17
     Berger/BIAM IPT-International Fund...............................   18
     Berger IPT-Small Company Growth Fund.............................   18
  The Dreyfus Socially Responsible Growth Fund, Inc...................   18
  Dreyfus Variable Investment Fund....................................   18
     Dreyfus VIF-Appreciation Portfolio...............................   18
     Dreyfus VIF-Growth and Income Portfolio..........................   18
  Fidelity Variable Insurance Products Fund...........................   19
     Fidelity VIP Growth Portfolio....................................   19
     Fidelity VIP High Income Portfolio...............................   19
     Fidelity VIP Money Market Portfolio..............................   19
     Fidelity VIP Overseas Portfolio..................................   19
  Fidelity Variable Insurance Products Fund II........................   19
     Fidelity VIP II Asset Manager Portfolio..........................   19
     Fidelity VIP II Contrafund Portfolio.............................   20
     Fidelity VIP II Index 500 Portfolio..............................   20
     Fidelity VIP II Investment Grade Bond Portfolio..................   20
  Fidelity Variable Insurance Products Fund III.......................   20
     Fidelity VIP III Growth Opportunities Portfolio..................   20
  Goldman Sachs Variable Insurance Trust..............................   20
     Goldman Sachs VIT Capital Growth.................................   20
     Goldman Sachs VIT CORE(SM) U.S.Equity............................   20
     Goldman Sachs VIT Global Income..................................   20
     Goldman Sachs VIT Growth and Income..............................   20
  The Montgomery Funds III............................................   21
     Montgomery Variable Series: Emerging Markets Fund................   21
     Montgomery Variable Series: Growth Fund..........................   21
  Seligman Portfolios, Inc............................................   21
     Seligman Communications and Information Portfolio................   21
     Seligman Frontier Portfolio......................................   21
     Seligman Global Technology.......................................   21
     Seligman Small-Cap Value.........................................   21
     Reserved Rights..................................................   21
     Change in Investment Objective...................................   23
  The Fixed Account...................................................   23
     Guarantee Amount.................................................   24
     Guarantee Periods................................................   24
     Market Value Adjustment..........................................   25
DESCRIPTION OF ANNUITY POLICY.........................................   26
  Ten Day Right to Examine Policy.....................................   26
  State Variations....................................................   26
  Premium.............................................................   26
     Initial Premium..................................................   26
     Additional Premium...............................................   27
     Pre-Authorized Check Agreement Plan..............................   28
     Electronic Data Transmission of Application Information..........   28
     Net Premium Allocation...........................................   28
  Cash Surrender Value................................................   28
  Policy Value........................................................   28
  Variable Account Value..............................................   28
     Units............................................................   28
     Unit Value.......................................................   29
     Transfers........................................................   29
     Transfer Privilege...............................................   29
     Telephone Transfer Privilege.....................................   30
     Intouch/(R)/ Voice Response System...............................   30
     Dollar Cost Averaging Privilege..................................   30
     Transfer Processing Fee..........................................   31
     Proceeds on Annuity Date.........................................   32
     Proceeds on Surrender............................................   32
     Proceeds on Death of Last Surviving Annuitant Before Annuity Date
         (The Death Benefit)..........................................   33
     Proceeds on Death of Any Owner...................................   34
     Interest on Proceeds.............................................   35
  Partial Withdrawals.................................................   35
     Systematic Withdrawal Privilege..................................   35
     Portfolio Rebalancing............................................   36
     Postponement of Payment..........................................   36
     Surrender Charge.................................................   37
     Annual Administration Charge.....................................   38
     Daily Administration Fee.........................................   38
     Transfer Processing Fee..........................................   38
     Mortality and Expense Risk Charge................................   38
     Waiver of Surrender Charge.......................................   39
     Reduction or Elimination of Surrender Charges and Annual
          Administration Charges......................................   39
     Taxes............................................................   40
     Other Charges Including Investment Advisory Fees.................   40
  Payment Options.....................................................   40
     Election of Options..............................................   40
     Description of Payment Options...................................   41
     Amount of Payments...............................................   41
     Payment Dates....................................................   41
     Other Policy Provisions..........................................   41
     Policyowner......................................................   41
     Beneficiary......................................................   42
     Termination......................................................   42
     Written Notice...................................................   42
     Periodic Reports.................................................   42
     Assignment.......................................................   43
     Modification.....................................................   43
     Notification of Death............................................   43
YIELDS AND TOTAL RETURNS..............................................   43
  Yields..............................................................   43
  Total Returns.......................................................   44
  Industry Comparison.................................................   44
TAX DEFERRAL..........................................................   45
FEDERAL TAX STATUS....................................................   45
  Introduction........................................................   45
  The Company's Tax Status............................................   46
  Tax Status of the Policy............................................   46
     Diversification Requirements.....................................   46
     Policyowner Control..............................................   46
     Required Distributions...........................................   47
  Taxation of Annuities...............................................   47
     In General.......................................................   47
     Withdrawals/Distributions........................................   48
     Annuity Payments.................................................   48
     Taxation of Death Benefit Proceeds...............................   48
     Penalty Tax on Certain Withdrawals...............................   48
  Transfers, Assignments, or Exchanges of a Policy....................   49
  Withholding.........................................................   49
  Multiple Policies...................................................   49
  Possible Tax Changes................................................   49
  Taxation of Qualified Plans.........................................   49
     Individual Retirement Annuities and Simplified Employee
          Pensions (SEP/IRAs).........................................   50
     SIMPLE Individual Retirement Annuities...........................   50
     ROTH Individual Retirement Annuities.............................   50
     Minimum Distribution Requirements................................   51
     Corporate And Self-Employed (H.R.10 and Keogh) Pension
          And Profit-Sharing Plans....................................   51
     Deferred Compensation Plans......................................   52
     Tax-Sheltered Annuity Plans......................................   52
  Other Tax Consequences..............................................   52
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM..............   52


DISTRIBUTION OF POLICIES.............................................      53
LEGAL PROCEEDINGS....................................................      53
VOTING RIGHTS........................................................      53
INSURANCE MARKETPLACE STANDARDS ASSOCIATION..........................      54
FINANCIAL STATEMENTS.................................................      54
DEFINITIONS..........................................................      55
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS..............      57
APPENDIX A: STATE PREMIUM TAXES......................................      58
APPENDIX B: CONDENSED FINANCIAL INFORMATION..........................      59

                                    SUMMARY


This summary provides a brief description of some of the features and charges of the Policy offered by us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How do I purchase a Policy?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premiums" and "Pre-Authorized Check Agreement Plan."

Can I make additional premium payments?

You may make additional premium payments during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000. See "Premiums."

How does the ten day right to examine the Policy work?

Generally, you have ten days after you receive the Policy to decide if you would like to cancel the Policy. Depending on which state you live in, we will return either the Policy Value or the full premium paid (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable. The right to examine period and the amount refunded may vary from state to state. See "Ten Day Right to Examine Policy."

What is the purpose of the Variable Account?


The Variable Account is a separate investment account that consists of 28 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolios of the Fund(s) in which your elected Sub-Accounts are invested. You may allocate your Net Premium among the Fixed Account and the 28 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Funds that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Funds."

How does the Fixed Account work?

You may allocate all or part of Net Premium or make transfers from the Variable Account to several sections (the Guarantee Periods) of the Fixed Account selected by you.

  . Currently, you may select a Guarantee Period with a duration of one, three, five, seven, or ten years.

  . If the amount in a Guarantee Period remains until the end of the Guarantee Period, the value of the amount will equal the amount originally placed in the Guarantee Period increased by an interest rate, annually compounded, designated for that Guarantee Period.

Market Value Adjustment. A surrender, withdrawal, or transfer made before the end of a Guarantee Period is subject to an adjustment that may increase or decrease the amount in the Guarantee Period. The adjustment never results in a reduction of earnings to less than 3 percent per year on the amount allocated to the Guarantee Period. This adjustment does not apply to the one year Guarantee Period. The Fixed Account, Market Value Adjustment and certain Guarantee Periods may not be available in all jurisdictions. The Fixed

Account is not affected by the investment performance of the Variable Account. See "The Fixed Account" and "Market Value Adjustment."

When will I receive payments?

After the Policy Value is transferred to a payment option, we will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. See "Proceeds on Annuity Date."

What happens if the Owner dies?

If any Owner dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

What happens if the Last Surviving Annuitant dies?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

     The following applies only to policies issued on or after May 1, 1996 or such later date as applicable regulatory approvals are obtained in the jurisdictions in which the policies are offered.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

     If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

     The following applies only to policies issued from May 1, 1995 through April 30, 1996, or such later date as applicable regulatory approvals were obtained in the jurisdictions in which the policies are offered.

     If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;

          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

     The following applies only to policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdictions in which the policies are offered.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

Can I get money out of my Policy?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

What charges will I pay?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

     .    100% of investment earnings in the Variable Account
     .    100% of interest earned in the Fixed Account
     . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date of withdrawal or surrender
     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date of withdrawal or surrender*
     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

   For Policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

     (For 5 years from the date of payment, each premium is subject to a 6% surrender charge.
     After the 5th year, no surrender charge will apply to such payment)     6%

   For Policies issued after April 30, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

     Policy Years Since Premium Was Paid
     -----------------------------------
     Less than 1.....................................................    6%
     At least 1, but less than 2.....................................    6%
     At least 2, but less than 3.....................................    5%
     At least 3, but less than 4.....................................    5%
     At least 4, but less than 5.....................................    4%
     At least 5, but less than 6.....................................    3%
     At least 6, but less than 7.....................................    2%
     At least 7......................................................  None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."

Premium Taxes: In some states, a charge for applicable premium taxes ranging from 0 - 3.5% is deducted from the premium when paid, resulting in Net Premium. See "Appendix A: State Premium Taxes."

Investment Fees: Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. Some Portfolios also deduct 12b-1 fees from Portfolio assets. You pay these fees and expenses indirectly. See "Other Charges Including Investment Advisory Fees" and the attached Funds' prospectuses.


For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

Are there any other Policy provisions?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

How will the Policy be taxed?

The Policy's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under a payment option, death benefits are taxed in the same manner as annuity payouts; if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "FEDERAL TAX STATUS."

Who should purchase the Policy?

We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.

Can I purchase the Policy by exchanging my existing annuity?

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 59 1/2) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Does Canada Life offer other policies?

We offer other variable annuity policies which may invest in the same Portfolios of the Funds. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact us at the phone number or address on page 1.

What if I have questions?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

                               TABLE OF EXPENSES

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Funds.

Expense Data

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.

     Policyowner Transaction Expenses
     Sales load on purchase payments..................................      None

     Maximum surrender charge as a percentage of amount surrendered
       (10% of total premiums withdrawn during a Policy Year and paid less than 7 years
       (5 years for certain Policies) from the date of withdrawal or surrender and 100% of earnings are free of any sales load.

       See "Charges Against the Policy, Variable Account, and Funds." )... 6.00%

     Transfer fee

       Current Policy - First 12 transfers each Policy Year...            No fee

       Each transfer thereafter  .............................  $25 per transfer

       Transfer fee when using the Intouch(R)Voice Response System......  No fee

     Annual Administration Charge
     Per Policy per Policy Year........................................      $30
        (waived for the prior Policy Year if the Policy Value is $75,000 or more on the Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)

     Variable Account Annual Expenses
     (as a percentage of average account value)
     Mortality and expense risk charges................................    1.25%
     Annual rate of daily administration fee*..........................    0.15%
                                                                           ----
     Total Variable Account annual expenses............................    1.40%

* The daily administration fee is imposed only under Policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the Policies are offered. We do not assess the daily administration fee under Policies issued prior to May 1, 1994 or on policies issued to employees of the Company or its affiliated companies.

Funds' Annual Expenses for the Year Ended December 31, 2000
-----------------------------------------------------------
(after Expense Reimbursement, as indicated, and as a percentage of average net assets)

                                                                                               Other Expenses          Total
                                                       Management            12b-1             (After Expense          Annual
                    Portfolio                             Fees               Fees              Reimbursement)         Expenses
                    ---------                             ----               ----              --------------         --------
Alger American Growth                                     0.75%              0.00%                  0.04%               0.79%
Alger American Leveraged AllCap                           0.85%              0.00%                  0.05%               0.90%
Alger American MidCap Growth                              0.80%              0.00%                  0.04%               0.84%
Alger American Small Capitalization                       0.85%              0.00%                  0.05%               0.90%
Berger IPT-International1                                 0.90%              0.00%                  0.30%               1.20%
Berger IPT-Small Company Growth1                          0.85%              0.00%                  0.30%               1.15%
Dreyfus VIF-Appreciation Portfolio/2/                     0.75%              0.00%                  0.03%               0.78%
Dreyfus VIF-Growth and Income Portfolio/2/                0.75%              0.00%                  0.03%               0.78%
The Dreyfus Socially Responsible Growth Fund,             0.75%              0.00%                  0.03%               0.78%
  Inc./2/
Fidelity VIP Growth/3/                                    0.57%              0.00%                  0.08%               0.65%
Fidelity VIP High Income                                  0.58%              0.00%                  0.10%               0.68%
Fidelity VIP Money Market/4/                              0.27%              0.00%                  0.08%               0.35%
Fidelity VIP Overseas/3/                                  0.72%              0.00%                  0.17%               0.89%
Fidelity VIP II Asset Manager                             0.53%              0.00%                  0.08%               0.61%
Fidelity VIP II Contrafund(R)/3/                          0.57%              0.00%                  0.09%               0.66%
Fidelity VIP II Index 500/5/                              0.24%              0.00%                  0.04%               0.28%
Fidelity VIP II Investment Grade Bond                     0.43%              0.00%                  0.11%               0.54%
Fidelity VIP III Growth Opportunities/3/                  0.58%              0.00%                  0.10%               0.68%
Goldman Sachs VIT Capital Growth/6/                       0.75%              0.00%                  0.25%               1.00%
Goldman Sachs VIT CORE(SM) U.S. Equity/6/                 0.70%              0.00%                  0.20%               0.90%
Goldman Sachs VIT Global Income/6/                        0.90%              0.00%                  0.25%               1.15%
Goldman Sachs VIT Growth and Income/6/                    0.75%              0.00%                  0.25%               1.00%
Montgomery Variable Series: Emerging Markets              1.25%              0.00%                  0.56%               1.81%
Montgomery Variable Series: Growth/7/                     0.82%              0.00%                  0.44%               1.26%
Seligman Communications and Information (Class 1)         0.75%              0.00%                  0.12%               0.87%
Seligman Frontier (Class 1)/8/                            0.75%              0.00%                  0.20%               0.95%
Seligman Global Technology (Class 2)/10/                  1.00%              0.15%                  0.40%               1.55%
Seligman Small-Cap Value (Class 2)/9/,/10/                1.00%              0.19%                  0.20%               1.39%

/1/ The Managers of the Berger IPT-International Fund and Berger IPT-Small Company Growth Fund have agreed to waive their management fees and reimburse the Funds for additional expenses to the extent that the Funds' total annual expenses exceed 1.20% and 1.15%, respectively. Absent this waiver, the Management Fees, Other Expenses, and Total Annual Expenses would have been 0.90%, 1.55% and 2.45% for the Berger IPT-International Fund and 0.85%, 0.64% and 1.49% for the Berger IPT- Small Company Growth Fund. This waiver may not be terminated or amended except by a vote of each of the Fund's Board of Trustees.

/2/ Dreyfus VIF-Appreciation Portfolio, Dreyfus VIF-Growth and Income Portfolio, and The Dreyfus Socially Responsible Growth Fund, Inc. are Initial Share Class. Actual expenses in future years may be higher or lower than presented.

/3/ Actual Total Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See accompanying fund prospectus for details.

/4/ The Total Annual Expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

/5/ The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Without this reimbursement, the Total Annual Expenses were 0.33%. This arrangement may be discontinued by the fund's manager at any time.

/6/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each Fund's respective average daily net assets. Without such limitation or reduction, the "Other Expenses" and Total Annual Expenses for the Goldman Sachs VIT Capital Growth, CORE(SM) US Equity, Global Income, and Growth and Income Funds would be 1.09% and 1.84%, 0.17% and 0.87%, 2.05% and 2.95%, and 0.47% and 1.22% respectively. CORE(SM) is a service mark of Goldman, Sachs & Co.

/7/ The manager of the Montgomery Variable Series: Growth Fund voluntarily reimbursed the Growth Fund for a portion of its management fee. The Management Fee, Other Expenses, and Total Annual Expenses, absent voluntary reimbursements for the Growth Fund, were 1.83%, 0.58% and 2.41%, respectively.

/8/ J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Frontier Portfolio, other than the management fee, which exceed 0.20%. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.43% and 1.18% respectively.

/9/ J. & W. Seligman & Co. Incorporated voluntarily agreed to reimburse expenses of the Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, which exceed 0.20%. Without reimbursement, Other Expenses and Total Annual Expenses would have been 0.45% and 1.45% respectively.


/10/ The Seligman Global Technology Portfolio Management Fee annual rate of
     1.00% applies to the Portfolio's first $2 billion in average daily net assets. The rate declines to 0.95% of the Portfolio's average daily net assets on the next $2 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $4 billion. The Seligman Small-Cap Value Portfolio Management Fee annual rate of 1.00% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.90% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.80% of the Portfolio's average daily net assets in excess of $1 billion.

     There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.

The data with respect to the Funds' annual expenses have been provided to Us by the Funds and we have not independently verified such data.

For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account, And Funds" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may be applicable (see "Appendix A: State Premium Taxes") and a Market Value Adjustment may apply to amounts held in the Fixed Account (see "Market Value Adjustment").

Examples

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets (for Subaccounts which have Variable Account Annual Expenses of 1.40%):

       1. If the Policy is surrendered at the end of the applicable time period:

                        Sub-Account                             1 Year           3 Years           5 Years         10 Years
                        -----------                             ------           -------           -------         --------
       Alger American Growth                                      77               115               156              258
       Alger American Leveraged AllCap                            78               118               162              269
       Alger American MidCap Growth                               77               117               159              263
       Alger American Small Capitalization                        78               118               162              269
       Berger IPT - International                                 81               127               177              299
       Berger IPT-Small Company Growth                            80               126               174              294
       Dreyfus- VIF Appreciation                                  77               115               156              257
       Dreyfus-VIF Growth and Income                              77               115               156              257
       Dreyfus Socially Responsible                               77               115               156              257
       Fidelity VIP Growth                                        75               111               149              244
       Fidelity VIP High Income                                   76               112               151              247
       Fidelity VIP Money Market                                  72               102               134              212
       Fidelity VIP Overseas                                      78               118               161              268
       Fidelity VIP II Asset Manager                              75               110               147              239
       Fidelity VIP II Contrafund                                 75               111               150              245
       Fidelity VIP II Index 500                                  72               101               133              210
       Fidelity VIP II Invest Grade Bond                          74               108               143              232
       Fidelity VIP III Growth Opportunities                      76               112               151              247
       Goldman Sachs CORE U.S. Equity                             78               118               162              269
       Goldman Sachs VIT Capital Growth                           79               121               167              279
       Goldman Sachs VIT Global Income                            80               126               174              294
       Goldman Sachs VIT Growth and Income                        79               121               167              279

                        Sub-Account                             1 Year           3 Years           5 Years         10 Years
                        -----------                             ------           -------           -------         --------
       Montgomery Variable Series: Emerging Markets               87               146               206              356
       Montgomery Variable Series: Growth                         81               129               180              305
       Seligman Communications and Information                    78               118               160              266
       Seligman Frontier                                          78               120               164              274
       Seligman Global Technology                                 84               138               194              332
       Seligman Small Cap Value                                   83               133               186              317

 2. If the Policy is annuitized or not surrendered at the end of the applicable time period:

                        Sub-Account                             1 Year           3 Years           5 Years         10 Years
                        -----------                             ------           -------           -------         --------
 1     Alger American Growth                                      23                70               120              258
 2     Alger American Leveraged AllCap                            24                73               126              269
 3     Alger American MidCap Growth                               23                72               123              263
 4     Alger American Small Capitalization                        24                73               126              269
 5     Berger IPT - International                                 27                82               141              299
 6     Berger IPT-Small Company Growth                            26                81               138              294
 7     Dreyfus VIF Appreciation                                   23                70               120              257
 8     Dreyfus VIF Growth & Income                                23                70               120              257
 9     Dreyfus Socially Responsible                               23                70               120              257
10     Fidelity VIP Growth                                        21                66               113              244
11     Fidelity VIP High Income                                   22                67               115              247
12     Fidelity VIP Money Market                                  18                57                98              212
13     Fidelity VIP Overseas                                      24                73               125              268
14     Fidelity VIP II Asset Manager                              21                65               111              239
15     Fidelity VIP II Contrafund(R)                              21                66               114              245
16     Fidelity VIP II Index 500                                  18                56                97              210
17     Fidelity VIP II Invest Grade Bond                          20                63               107              232
18     Fidelity VIP III Growth Opportunities                      22                67               115              247
19     Goldman Sachs CORE U.S. Equity                             24                73               126              269
20     Goldman Sachs VIT Capital Growth                           25                76               131              279
21     Goldman Sachs VIT Global Income                            26                81               138              294
22     Goldman Sachs VIT Growth and Income                        25                76               131              279
23     Montgomery Variable Series: Emerging Markets               33               101               170              356

                        Sub-Account                             1 Year           3 Years           5 Years         10 Years
                        -----------                             ------           -------           -------         --------
24     Montgomery Variable Series: Growth                         27                84               144              305
25     Seligman Communications and Information                    24                73               124              266
26     Seligman Frontier                                          24                75               128              274
27     Seligman Global Technology                                 30                93               158              332
28     Seligman Small Cap Value                                   29                88               150              317



These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $55,465. The Examples assume that no transfer charge or Market Value Adjustment has been assessed. The Examples also reflect an Annual Administration Charge of 0.06% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.

These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.

                        CONDENSED FINANCIAL INFORMATION

We have included in Appendix B a financial history of the accumulation unit values for the Sub-Accounts.

                                 THE COMPANY

We are a stock life insurance company with assets as of December 31, 2000 of approximately $2.8 billion (U.S. dollars). We were incorporated under Michigan law on April 12, 1988, and our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies.

We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating and our ratings from Standard & Poor's Corporation and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to our ability to meet non-policy obligations.

We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 2000 of approximately $36.7 billion (U.S. dollars).

Obligations under the Policies are obligations of Canada Life Insurance Company of America.

We are subject to regulation and supervision by the Michigan Insurance Bureau, as well as the laws and regulations of all jurisdictions in which we are authorized to do business.

            THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT

The Variable Account

We established the Canada Life of America Variable Annuity Account 1 (the Variable Account) as a separate investment account on July 22, 1988, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct.

We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.


The Variable Account currently is divided into 28 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Funds described below.


The Funds

The Variable Account invests in shares of:

         The Alger American Fund (Alger American)
         Berger Institutional Products Trust (Berger Trust)

         The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
         Dreyfus Variable Investment Fund (Dreyfus)
         Fidelity Variable Insurance Products Fund (Fidelity VIP)
         Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III)

         Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT) The Montgomery Funds III (Montgomery)
         Seligman Portfolios, Inc. (Seligman)


Shares of a Portfolio of the above listed Funds are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Funds' prospectuses define the net asset value of Portfolio shares.


The Funds are management investment companies with one or more investment Portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the Portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each Portfolio has its own investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.

The investment objectives and policies of certain Portfolios of the Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.


We may receive significant compensation from the investment adviser of a Portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Portfolios and their availability through the Policies. We (or our affiliates) also receive all or some of the 12b-1 fees deducted from Portfolio assets. The amount of this compensation is based upon a percentage of the assets of the Portfolio attributable to the Policies and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

The following is a brief description of the investment objectives of each of the Funds' Portfolios. There is no assurance that the investment objective of any Portfolio will be achieved. Please see the attached prospectuses for the Funds for more detailed information, including a description of risks and expenses.

The Alger American Fund

The Alger American Fund (Alger American) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; its shares also may be offered to qualified pension and retirement plans. Each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Berger Institutional Products Trust

The Berger Institutional Products Trust (Berger Trust) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. The Berger Trust is an open-end investment company and each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of the Portfolios available under this Policy is set forth below.

Berger IPT-International Fund


The Portfolio is advised by BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited) which has delegated daily management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited (BIAM). The investment objective of the Berger IPT-International
Fund is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year.

Berger IPT-Small Company Growth Fund

The Portfolio is advised by Berger LLC. The investment objective of the Berger IPT-Small Company Growth Fund is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of small companies and other securities with equity features. Under normal circumstances, the Portfolio invests at least 65% of its assets in equity securities of companies whose market capitalizations, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000. This average is updated monthly. The balance of the Portfolio may be invested in larger companies, government securities or other short-term investments.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible) seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund invests primarily in common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards, and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund


Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. Two of the Fund's Portfolios are available under this Policy, the Growth and Income Portfolio and the Appreciation Portfolio.

Dreyfus VIF-Appreciation Portfolio

The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

Dreyfus VIF-Growth and Income Portfolio

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

Fidelity Variable Insurance Products Fund

The Fidelity Variable Insurance Products Fund (Fidelity VIP) acts as one of the funding vehicles for the Policy with three Portfolios available under the
Policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP Growth Portfolio

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks.

Fidelity VIP High Income Portfolio

The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, while also considering growth of capital. Please refer to the accompanying Fidelity VIP prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.

Fidelity VIP Money Market Portfolio

The Fidelity VIP Money Market Portfolio seeks to obtain a high level of current income as is consistent with the preservation of capital and liquidity.


Fidelity VIP Overseas Portfolio

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own Portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

The Fidelity Variable Insurance Products Fund II (Fidelity VIP II) acts as one of the funding vehicles for the Policy with the VIP II Asset Manager, VIP II Contrafund and VIP II Index 500 Portfolios available under the Policy. Fidelity VIP II is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP II Asset Manager Portfolio

The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

Fidelity VIP II Contrafund Portfolio

The Fidelity VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the Investment Manager believes is not fully recognized by the public.

Fidelity VIP II Index 500 Portfolio

The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.


Fidelity VIP II Investment Grade Bond Portfolio

The Fidelity VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.


Fidelity Variable Insurance Products Fund III

The Fidelity Variable Insurance Products Fund III (Fidelity VIP III) acts as one of the funding vehicles for the Policy with the VIP III Growth Opportunities Portfolio available under the Policy. Fidelity VIP III is managed by Fidelity Management & Research Company (Investment Manager).

Fidelity VIP III Growth Opportunities Portfolio

The Fidelity VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stocks.

Goldman Sachs Variable Insurance Trust

     The Goldman Sachs Variable Insurance Trust is an open-end, management investment company offering the following portfolios: Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT CORE(SM)* U.S. Equity Fund, Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Growth and Income Fund.

Goldman Sachs VIT Capital Growth Fund

     This Portfolio seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appreciation potential.

Goldman Sachs VIT CORE(SM)* U.S. Equity Fund

     This Portfolio seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

Goldman Sachs VIT Global Income Fund

     This Portfolio seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. foreign issuers and foreign currencies.

Goldman Sachs VIT Growth and Income Fund

     This Portfolio seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.





*CORE(SM) is a service mark of Goldman, Sachs & Co.

The Montgomery Funds III

Shares of Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund, Portfolios of The Montgomery Funds III (Montgomery), an open-end investment company, are available under this Policy.

Montgomery Variable Series: Emerging Markets Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

Montgomery Variable Series: Growth Fund

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities, usually common stock of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more.

Seligman Portfolios, Inc.

Seligman Portfolios, Inc. (Seligman) currently has fifteen Portfolios, four of which are available under the Policy: Communications and Information; Frontier; Global Technology; and Small-Cap Value. Seligman is a diversified open-end investment company incorporated in Maryland which uses the investment advisory services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.

Seligman Communications and Information Portfolio

The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.

Seligman Frontier Portfolio

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.

Seligman Global Technology Portfolio

This Portfolio seeks to achieve long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.

Seligman Small-Cap Value Portfolio

This Portfolio seeks capital appreciation by investing in equity securities of companies with small market capitalizations deemed to be value companies by the investment manager.

A full description of the Funds, their investment objectives, their policies and restrictions, their expenses and other aspects of their operation, as well as a description of the risks related to investment in the Funds, is contained in the attached prospectuses for the Funds. The prospectuses for the Funds should be read carefully by a prospective purchaser along with this Prospectus before investing.

Reserved Rights


We reserve the right to add, delete, and substitute shares of another portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the Funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

     .    create new separate accounts;
     . combine separate accounts, including the Canada Life of America Variable Annuity Account 2;
     . remove, combine or add Sub-Accounts and make the new Sub-Accounts available to Policyowners at our discretion;
     . add new portfolios of the Funds or of other registered investment companies;
     . deregister the Variable Account under the 1940 Act if registration is no longer required;
     .    make any changes required by the 1940 Act; and
     . operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

Change in Investment Objective

The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the Michigan Division of Insurance. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

The Fixed Account

You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at rates declared subject to our sole discretion and without any formula (Guaranteed Interest Rates) guaranteed for selected periods of time (Guarantee Periods). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

     .    adding the Net Premium and/or Policy Value allocated to it;
     .    adding the Guaranteed Interest Rate credited on amounts in it; and
     . subtracting any charges or Market Value Adjustments imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

     . The Fixed Account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.

     . Interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

     .    The Fixed Account may not be available in all states.

Guarantee Amount

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

     .    Net Premium allocated to Guarantee Periods;
     .    Policy Value transferred to Guarantee Periods;
     .    interest credited to the Policy Value in the Guarantee Periods; and
     .    the deduction of charges assessed in connection with the Policy.

If the Guarantee Amount in a Guarantee Period remains until the end of the Guarantee Period, the value will be equal to the amount originally placed in the Guarantee Period increased by its Guaranteed Interest Rate (compounded annually). If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the end of the Guarantee Period, it may be subject to a Market Value Adjustment, as described below. This may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

Guarantee Periods are specific intervals of time over which the Guarantee Amount is credited with interest at a specific Guaranteed Interest Rate. We currently offer Guarantee Periods of one, three, five, seven and ten years. We will always offer a Guarantee Period of one year. Since the specific Guarantee Periods available may change periodically, please contact our Administrative Office to determine the Guarantee Periods currently being offered. Guarantee Periods may not be available in all states.

Beginning and Ending of Guarantee Periods. Guarantee Periods begin on the date a Net Premium is allocated to, or a portion of the Policy Value is transferred to, the Guarantee Period. Guarantee Periods end on the last calendar day of the month when the number of years in the Guarantee Period chosen (measured from the end of the month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Guaranteed Interest Rates. Once an amount has been allocated or transferred to a Guarantee Period, the applicable Guaranteed Interest Rate will not change during that Guarantee Period. However, Guaranteed Interest Rates for different allocations and transfers may differ, depending on the timing of the allocation and transfer.

Expiration of Guarantee Period. During the 30 day period following the end of a Guarantee Period (30 day window), a Policyowner may transfer the Guarantee Amount to a new Guarantee Period or to a Sub-Account(s). A Market Value Adjustment will not apply if the Guarantee Amount is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will generally accrue interest at an annual effective rate of 3%. However, if the Guarantee Amount is placed in another Guarantee Period you will receive the interest rate for that Guarantee Period.

Prior to the expiration date of any Guarantee Period, we will notify you of available Guarantee Periods and their corresponding Guaranteed Interest Rates.

     . A new Guarantee Period of the same length as the previous Guarantee Period will begin automatically on the first day following the expired Guarantee Period, unless we receive Written Notice, prior to the end of the 30 day window, containing instructions to transfer all or a portion of the expiring Guarantee Amount to a Sub-Account(s) or a Guarantee Period.

     . If we do not receive such Written Notice and are not offering a Guarantee Period of the same length as the expiring Guarantee Period, then a new Guarantee Period of one year will begin automatically on the first day following the end of the expired Guarantee Period.

     . A Guarantee Period of one year will also begin automatically if renewal of the expiring Guarantee Period would continue the Policy beyond its Annuity Date.

Reserved Rights. To the extent permitted by law, we reserve the right at any time to:

     1. offer Guarantee Periods that differ from those available when a Policyowner's Policy was issued; and
     2. stop accepting Net Premium allocations or transfers of Policy Value to a particular Guarantee Period.

Dollar Cost Averaging. From time to time we may offer a special Guarantee Period, not to exceed one year, whereby you may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or other Guarantee Period(s) on a periodic basis, for a period not to exceed twelve months. This special Guarantee Period is subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Guarantee Period, which may differ from that offered for any other one year Guarantee Period. The available interest rate will always be an effective annual interest rate of at least 3%. This Guarantee Period is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").

Market Value Adjustment

A Market Value Adjustment compares:

     (i) the Guaranteed Interest Rate applied to the Guarantee Period from which a Guarantee Amount is surrendered, withdrawn, or transferred; and
     (ii) the current Guaranteed Interest Rate that is credited for an equal Guarantee Period.

If an equal Guarantee Period is not offered, we will use the weighted average of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are offered. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless:

     . the Effective Date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period;
     . the surrender, withdrawal or transfer is from the one year Guarantee Period; or
     . the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, terminal illness benefits or annuitization.

The Market Value Adjustment will be applied after deducting any Annual Administration Charge or transfer fees, but before deducting any surrender charges or taxes incurred. The Market Value Adjustment will never invade principal nor reduce earnings on amounts allocated to a particular Guarantee Period to less than 3% per year.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

     . If the Guaranteed Interest Rate for the selected Guarantee Period, less 0.50%, is less than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the

          Market Value Adjustment will result in a payment of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.
     . If the Guaranteed Interest Rate for the selected Guarantee Period is greater than 0.50% plus the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the Market Value Adjustment will result in the payment of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

                                                                     (n/12)
Market Value Adjustment Factor = Lesser of     (a)      (1 + i)
                                                        -----------           -1
                                                                     (n/12)
                                                        (1 +r + .005)

                                    or         (b)               .05

     where:

     "i" is the Guaranteed Interest Rate currently being credited to the amount being surrendered, withdrawn, or transferred;

     "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of duration equal to the Guarantee Period for the Guarantee Amount from which the amount being surrendered, withdrawn, or transferred is taken; and

     "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the amount being surrendered, withdrawn, or transferred is taken.

                         DESCRIPTION OF ANNUITY POLICY

Ten Day Right to Examine Policy

Generally, you have ten days after you receive the Policy to decide if you would like to cancel the Policy. In California you have 30 days if you are age 60 or over, in Colorado you have 15 days, and in Idaho and North Dakota you have 20 days.

If the Policy does not meet your needs, return it to our Administrative Office. Within seven days of receipt of the Policy, we will return the Policy Value. In states which do not allow return of Policy Value, we will return the full premium paid, without interest and less the amount of any partial withdrawals. When the Policy is issued as an IRA and canceled within seven days, we will return all premiums if the premiums are greater than the amount otherwise payable.


State Variations

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Administrative Office.

Premium

Initial Premium

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium accepted.

                                                                                                Minimum Initial
        Type of Policy                                                                         Premium Accepted*
Policy is an IRA..................................................................................    $2,000
Policy is not an IRA..............................................................................    $5,000

Policy is IRA and PAC agreement** for additional premiums submitted...............................    $   50
Policy is not an IRA and PAC agreement for additional premiums submitted..........................    $  100

*  We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at our Administrative Office. However, we may hold the premium for up to five Valuation Days while we attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.

Additional Premium

You may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at our Administrative Office. We will give you a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.

                                                                                            Minimum Additional
        Type of Policy                                                                       Premium Accepted*
Policy is an IRA...................................................................................$,1000
Policy is not an IRA...............................................................................$1,000
Policy is IRA and PAC agreement** for additional premiums submitted................................$   50
Policy is not an IRA and PAC agreement for additional premiums submitted...........................$  100

*  We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

Pre-Authorized Check Agreement Plan

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan
(PAC). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Electronic Data Transmission of Application Information

In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about state availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Net Premium Allocation

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium will be allocated in the same manner unless, at the time of payment, we have received your Written Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

Cash Surrender Value

The Cash Surrender Value is the Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

Policy Value

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

Variable Account Value

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

     a)  is the number of Units credited to the Policy for each Sub-Account; and

     b)  is the current Unit Value of these Units.

Units

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

     a)  is the Net Premium allocated to that Sub-Account; and
     b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which we receive the premium).

We will credit Units for the initial Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

     .    the Annual Administration Charge is assessed;
     . the date we receive and file your Written Notice for a partial withdrawal or surrender;
     .    the date of a systematic withdrawal; the Annuity Date; or
     . the date we receive Due Proof of your death or the Last Surviving Annuitant's death.

Unit Value

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account you selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

     (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
     (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

Transfers

Transfer Privilege

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to a Guarantee Period(s). You also can transfer an amount in a Guarantee Period(s) to a Sub-Account(s) or another Guarantee Period(s). Transfers are subject to the following restrictions:

     1.   the Company's minimum transfer amount, currently $250;
     2. a transfer request that would reduce the amount in that Sub-Account or Guarantee Period below $500 will be treated as a transfer request for the entire amount in that Sub-Account or Guarantee Period; and
     3. transfers from the Guarantee Periods, except from the one year Guarantee Period, may be subject to a Market Value Adjustment.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request an amount in a Sub-Account or Guarantee Period be transferred to a Sub-Account at a time when the Sub-

Account or underlying Portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone Transfer Privilege

We can process your transfer request by phone if you have completed our administrative form or initialed the authorization box on your application. The authorization will remain effective until we receive your written revocation or we discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before effecting any transfers.


We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.



We can not accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

We also accept transfer instructions provided to us via fax at 888-670-4836. Any faxed instructions sent to another number will not be considered received until received in the Variable Annuity Administration Department.


Intouch(R) Voice Response System

The Intouch Voice Response System is our interactive voice response system which you can access through your touch tone telephone. Use of this service allows you to:

     .  obtain current Sub-Account balances;
     .  obtain current Policy and Unit Values;
     .  obtain the current Guarantee Period(s)' interest rate(s);
     . change your Sub-Account allocation; and . effect transfers between Sub-Accounts or to the Guarantee Periods.

Transfers from the Guarantee Periods, other than from the one-year Guarantee Period, are not permitted under the Intouch Voice Response System. Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

Dollar Cost Averaging Privilege

You may choose to automatically transfer specified amounts from any Sub-Account or Guarantee Period (either one a disbursement account) to any other Sub-Account(s) or Guarantee Period(s) on a periodic basis. Transfers are subject to our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow you to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with your registered representative.

To initiate DCA, we must receive your Written Notice on our form. Once elected, transfers will be processed until one of the following occurs:

     . the entire value of the Sub-Account or the one year Guarantee Period is completely depleted; or
     .  We receive your written revocation of such monthly transfers; or

     .  We discontinue this privilege.

We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Payment of Proceeds

Proceeds

Proceeds means the amount we will pay when the first of the following events occurs:

     .  the Annuity Date;
     .  the Policy is surrendered;
     .  We receive Due Proof of Death of any Owner;
     .  We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

     .  lump sum;
     . within 5 years of the Owner's death, as required by federal tax laws (see "Proceeds on Death of Any Owner"); or
     .  by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when we pay the proceeds.

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of proceeds will have federal income tax consequences. See "FEDERAL
-------------------------------------------------------------------------------
TAX STATUS."
------------

Proceeds on Annuity Date

If Payment Option 1 is in effect on the Annuity Date, we will pay the Policy Value. See "Payment Options."

You may annuitize at any time, and may change the Annuity Date, subject to these limitations:

     1. We must receive your Written Notice at our Administrative Office at least 30 days before the current Annuity Date;
     2. The requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and
     3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100/th/ birthday.

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday.

Proceeds on Surrender

If you surrender the Policy, we will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and your Policy at our Administrative Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

 Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

     The following applies only to policies issued on or after May 1, 1996 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the policies are offered.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

     If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

     The following applies only to policies issued from May 1, 1995 through April 30, 1996, or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the policies are offered.

     If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

     The following applies only to policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the policies are offered.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, and incurred taxes; or
          2. the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

The Death Benefit may be taxable.  See "FEDERAL TAX STATUS."
------------------------------------------------------------

Proceeds on Death of Any Owner

If any Policyowner dies before the Annuity Date, the following rules apply:

     . If you (the deceased Policyowner) were not the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death.

     . If you were the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

     . As required by federal tax law, regardless of whether you were the Annuitant, the entire interest in the Policy will be distributed to the
        Beneficiary:

          a)   within five years of your death; or
          b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of your death.

However, if your spouse is the Beneficiary the Policy may be continued. If this occurs and you were the only Annuitant, your spouse will become the Annuitant.

If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and we will pay the Beneficiary the Cash Surrender Value.

This will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.

Interest on Proceeds


We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

     1.  within 30 days after the proceeds become payable; or
     2. within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law, if greater.

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

     1.  the Company's minimum partial withdrawal is currently $250;
     2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and
     3. a partial withdrawal request which would reduce the amount in a Sub-Account or a Guarantee Period below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or Guarantee Period.

On the date we receive at our Administrative Office your Written Notice for a partial withdrawal, we will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or Guarantee Periods. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and the Guarantee Periods in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and/or Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and the Guarantee Periods. The remaining balance will be withdrawn proportionately from the other Sub-Accounts and Guarantee Periods in which you are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."

Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and the Guarantee Period(s) on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

     .   We receive your Written Notice on our administrative form;
     . the Policy meets a minimum premium, currently $25,000 (if surrender charges apply);
     . and the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, you may withdraw without incurring a surrender charge the following:

     . 100% of investment earnings in the Variable Account, available at the time the SWP is executed/processed
     . 100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed
     . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date the SWP is executed/processed

     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date the SWP is executed/processed*
     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

  *10% is not cumulative and is first withdrawn from the oldest premium paid.

     Note: Withdrawals from a Guarantee Period other than from the one year
           Guarantee Period may be subject to a Market Value Adjustment.

If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

     . when the Sub-Account(s) and Guarantee Period(s) you specified for those withdrawals have no remaining amount to withdraw;
     .   the Cash Surrender Value is reduced to $2,000*;
     .   You choose to pay premiums by the pre-authorized check agreement plan;
     .   We receive your Written Notice to end this privilege; or
     . We choose to discontinue this privilege upon 30 days Written Notice to you.


References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate. See "Termination."

Portfolio Rebalancing

Portfolio rebalancing (Rebalancing) is an investment strategy in which your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Postponement of Payment

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

     1. we receive your Written Notice for a partial withdrawal or a cash surrender;
     2.  the date chosen for any systematic withdrawal; or
     3. we receive Due Proof of Death of the Owner or the Last Surviving Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;
     2. the SEC permits by an order the postponement for the protection of Policyowners; or
     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.

Charges Against the Policy, Variable Account, and Funds

Surrender Charge

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

     .   100% of investment earnings in the Variable Account
     .   100% of interest earned in the Fixed Account
     . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date of withdrawal or surrender
     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date of withdrawal or surrender*
     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

   For Policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

     (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment)............................................... 6%

   For Policies issued after April 30, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

   Policy Years Since Premium Was Paid
   -----------------------------------
   Less than 1.............................................................   6%
   At least 1, but less than 2.............................................   6%
   At least 2, but less than 3.............................................   5%
   At least 3, but less than 4.............................................   5%
   At least 4, but less than 5.............................................   4%
   At least 5, but less than 6.............................................   3%
   At least 6, but less than 7.............................................   2%
   At least 7.............................................................. None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.


Annual Administration Charge

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts and the Guarantee Periods in which you are invested. If the charge is obtained from a Sub-Account(s), we will cancel the appropriate number of Units credited to this Policy based on the Unit Value at the end of the Valuation Period when the charge is assessed.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the Policies. The daily administration fee is imposed only under Policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the Policies are offered.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

   . is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;
   . is assessed during the accumulation period, but is not charged after the Annuity Date;
   . consists of approximately 0.75% to cover the mortality risk and approximately 0.50% to cover the expense risk; and
   .   is guaranteed not to increase for the duration of the Policy.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

   . Mortality risk is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy.
   . Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.
   .   The Annuitant will not outlive the funds accumulated for retirement.

   . We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").

   . No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

Waiver of Surrender Charge

When the Policy has been in effect for 1 year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us written evidence, satisfactory to us and signed by a qualified physician, that:

1.  you are terminally ill, provided:

    a) your life expectancy is not more than 12 months due to the severity and nature of the terminal illness; and
    b) the diagnosis of the terminal illness was made after the Effective Date of this Policy.

                                      OR

2. you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided:

    a) confinement is for medically necessary reasons at the recommendation of a physician;
    b) the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare and satisfactory evidence of such status is provided to us; and
    c) the withdrawal or surrender request is received by us no later than 91 days after the last day of your confinement.

For Policies issued on or after May 1, 1996, this provision is not available if any Owner was attained age 81 or older on the Effective Date. This provision may not be available in all jurisdictions.

Reduction or Elimination of Surrender Charges and Annual Administration Charges

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, we will consider certain factors, including:

    1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.
    2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
    3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.

    4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $75,000 or more, we will waive the Annual Administration Charge for the prior Policy Year.

Taxes

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes from either: a) the premiums when paid; or b) the Policy Value when it is applied under a payment option, at cash surrender or upon partial withdrawal. A summary of current state premium tax rates is contained in Appendix A.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and the Guarantee Periods in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

    1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or
    2. taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

Other Charges Including Investment Advisory Fees

Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. Some Portfolios deduct 12b-1 fees from Portfolio assets. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio(s) each Fund offers, and the investment advisory services provided to such Portfolio(s).

Payment Options

The Policy ends when we pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1 unless you have an election on file at our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds we will pay will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday. See "Proceeds on Annuity Date." We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option.

Election of Options

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Administrative Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity Date.

An option may not be elected and we will pay the proceeds in one lump sum if either of the following conditions exist:

    1.  the amount to be applied under the option is less than $1,000; or
    2.  any periodic payment under the election would be less than $50.

Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

Amount of Payments

The amount of each payment is based upon the interest rate and Policy Value in effect at the time the payment option is elected. If Payment Option 1 is selected, we will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.

The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which we make the payments.

 .   The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.
 .   The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

Payment Dates

The payment dates of the options will be calculated from the date on which the proceeds become payable.

Age and Survival of Annuitant

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the Annuitant is alive.

Other Policy Provisions

Policyowner

During any Annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, you may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

    .   the Policy may not be assigned (other than to us);
    .   Joint Ownership is not permitted; and
    .   the Policyowner or plan participant must be the Annuitant.

Beneficiary

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Termination

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

    1.  you have not paid any premiums for at least two years;
    2.  the Policy Value is less than $2,000; and
    3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified Policies may be subject to distribution restrictions. See "FEDERAL TAX STATUS."

Written Notice

Written Notice must be signed and dated by you. It must be of a form and content acceptable to us. Your Written Notice will not be effective until we receive and file it. However, any change provided in your Written Notice will be effective as of the date you signed the Written Notice:

    1. subject to any payments or other actions we take prior to receiving and filing your Written Notice; and
    2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.

Periodic Reports

We will mail you a report showing the following items about your Policy:

    1. the number of Units credited to the Policy and the dollar value of a Unit;

    2.  the Policy Value;
    3.  any premiums paid, withdrawals, and charges made since the last report;
        and
    4.  any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to You:

    1.  at least annually, or more often as required by law; and
    2.  to your last address known to us.

Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

Modification

Upon notice to you, we may modify the Policy, but only if such modification:

    1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
    2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
    3. is necessary to reflect a change in the operation of the Variable Accounts; or
    4.   provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Notification of Death

The death of the Annuitant(s) and/or the Owner(s) must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the Due Proof of Death. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

                           YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Funds. The Funds' performance reflects the Funds' expenses. See the attached prospectuses for the Funds for more information.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total
----------------------------------------
return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns.  We may, in addition, advertise performance information
-------------------
computed on a different basis.

    1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

    2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

Industry Comparison

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.

                                 TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolios of the Funds is positive.

                              FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

The Company's Tax Status

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

Tax Status of the Policy

Diversification Requirements

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account through each Portfolio of the Funds intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the Funds in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the policy will be treated as an annuity under the Code.

Policyowner Control

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

Required Distributions

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."


The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

In General

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.

The following discussion generally applies to policies owned by natural persons.

Withdrawals/Distributions

In the case of a distribution under a Qualified Policy (other than a Policy issued in connection with a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The treatment of Market Value Adjustments for purposes of these rules is unclear. A tax adviser should be consulted if a distribution occurs to which a Market Value Adjustment applies.

Annuity Payments

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

    1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or
    2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the contract is not affected by a Policyowner or Annuitant's death. That is the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Penalty Tax on Certain Withdrawals

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

    1.  made on or after the taxpayer reaches age 59 1/2;
    2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);
    3.  attributable to the Policyowner becoming disabled;

    4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
    5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
    6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

Transfers, Assignments, or Exchanges of a Policy

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a) plans ,
Section 401(k) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions of employee elective contributions under 401(k) and 403(b) plans, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Multiple Policies

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

Possible Tax Changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

Taxation of Qualified Plans

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2

(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.

SIMPLE Individual Retirement Annuities

Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to $6,500 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH Individual Retirement Annuities


Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth
IRA.

A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Requirements

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age 70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to a minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions.



No minimum distributions are required from a Roth IRA during your life, although upon your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under Sections 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

Tax-Sheltered Annuity Plans

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

Other Tax Consequences

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

           RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.

                           DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS, our wholly-owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS's operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with these broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged to Owners or the Variable Account.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

                               LEGAL PROCEEDINGS

Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectuses for the Funds, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

Fund shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.

                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION


Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.



                             FINANCIAL STATEMENTS


Our balance sheets as of December 31, 2000 and 1999, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                  DEFINITIONS


Administrative Office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100, whichever occurs first.

Beneficiary(ies): The person(s) to whom we will pay the proceeds payable on your death or on the death of the Last Surviving Annuitant.

Cash Surrender Value: The Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

Effective Date: The date we accept your completed application and apply your initial premium.

Fixed Account: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Amount: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest) less any withdrawals (including any applicable surrender charges, Market Value Adjustments and premium tax charges) or transfers (including any applicable Market Value Adjustments).

Guarantee Period: A specific number of years for which we agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.

Guaranteed Interest Rate: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

Last Surviving Annuitant(s): The Annuitant(s) or Joint Annuitant(s) that survives the other.

Market Value Adjustment: A positive or negative adjustment assessed upon the surrender, withdrawal, or transfer of any portion of a Guarantee Amount before the expiration of its Guarantee Period.

Net Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

Policy: The flexible premium variable deferred annuity Policy offered by this Prospectus.

Policy Value: The sum of the Variable Account value and the Fixed Account value.

Policy Date: The date the Policy goes into effect.

Policy Years, Months, and Anniversaries: Starts on the same month and day as the Policy Date.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Unit: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

Valuation Day: Each day the New York Stock Exchange is open for trading.

Valuation Period: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS................................................................................  3
   Contract.................................................................................................  3
   Incontestability.........................................................................................  3
   Misstatement Of Age or Sex...............................................................................  3
   Currency.................................................................................................  3
   Place Of Payment.........................................................................................  3
   Non-Participation........................................................................................  3
   Our Consent..............................................................................................  3

PRINCIPAL UNDERWRITER.......................................................................................  4

CALCULATION OF YIELDS AND TOTAL RETURNS.....................................................................  4
   Money Market Yields......................................................................................  4
   Other Sub-Account Yields.................................................................................  5
   Total Returns............................................................................................  6
     A. Standardized "Average Annual Total Returns".........................................................  6
     B. Nonstandardized "Average Annual Total Returns"...................................................... 10
   Effect of the Annual Administration Charge on Performance Data........................................... 13

SAFEKEEPING OF ACCOUNT ASSETS............................................................................... 13

STATE REGULATION............................................................................................ 13

RECORDS AND REPORTS......................................................................................... 13

LEGAL MATTERS............................................................................................... 13

EXPERTS..................................................................................................... 14

OTHER INFORMATION........................................................................................... 14

FINANCIAL STATEMENTS........................................................................................ 14

                        APPENDIX A: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                             Tax Rate

                                  Qualified           Nonqualified
State                             Contracts            Contracts

California......................     0.50%                2.35%
Maine...........................     0.00%                2.00%
Nevada..........................     0.00%                3.50%
South Dakota....................     0.00%                1.25%
West Virginia...................     1.00%                1.00%
Wyoming.........................     0.00%                1.00%

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
                  -------------------------------------------

    The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

    The table below sets forth certain information for the period from December 31, 1990 through December 31, 2000. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

Accumulation Unit Value/1/
(For Sub Accounts which have Variable Account
Annual Expenses of 1.40%)

                                                As of      As of       As of     As of      As of      As of      As of
                   Sub Account                12/31/00   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
                   -----------                --------   --------   --------   --------   --------   --------   --------
Alger American Small Capitalization/4/        $  52.04   $  72.48   $  51.25   $  44.99   $  40.96          -          -
Alger American Growth/4/                      $  70.37   $  83.73   $  63.48   $  43.48   $  35.06          -          -
Alger American Leveraged All Cap/4/           $  45.48   $  61.35   $  34.94   $  22.45   $  19.02          -          -
Alger American MidCap Growth/4/               $  42.80   $  39.75   $  30.57   $  23.79   $  20.98          -          -
Berger IPT-International/5/                   $  12.75   $  14.39   $  11.12   $   9.71          -          -          -
Berger IPT-Small Company Growth/6/            $  20.60   $  22.35   $  11.84          -          -          -          -
Dreyfus-Appreciation/6/                       $  38.18   $  38.97   $  35.46          -          -          -          -
Dreyfus-Growth and Income/4/                  $  31.19   $  32.87   $  28.52   $  25.87   $  22.57          -          -
Dreyfus Socially Responsible/4/               $  38.63   $  44.03   $  34.33   $  26.91   $  21.24          -          -
Fidelity VIP Growth/2/                        $  71.05   $  80.93   $  59.72   $  43.42   $  35.66   $  31.52   $  23.62
Fidelity VIP High Income/2/                   $  27.41   $  35.86   $  33.62   $  35.64   $  30.72   $  27.32   $  22.97
Fidelity VIP Money Market/8/                  $  14.15   $  13.53   $  13.15   $  12.72   $  12.29   $  11.92   $  11.50
Fidelity VIP Overseas/2/                      $  25.36   $  31.79   $  22.60   $  20.33   $  18.48   $  16.56   $  15.33
Fidelity VIP II Asset Manager/2/              $  28.41   $  29.99   $  27.38   $  24.13   $  20.28   $  17.95   $  15.56
Fidelity VIP II Contrafund/6/                 $  29.13   $  31.63   $  25.82          -          -          -          -
Fidelity VIP II Index 500/4/                  $ 164.56   $ 183.98   $ 154.82   $ 122.35   $  93.50          -          -
Fidelity VIP II Investment Grade Bond/7/      $  18.48   $  16.75   $  17.66   $  16.44   $  15.42   $  14.94   $  12.98
Fidelity VIP II Growth Opportunities/6/       $  20.16   $  24.65   $  23.98          -          -          -          -
Montgomery Variable Series: Emerging
Markets/4/                                    $   7.29   $  10.35   $   6.37   $  10.34   $  10.54          -          -
Montgomery Variable Series: Growth/5/         $  17.41   $  19.42   $  16.30   $  16.06          -          -          -
Seligman Communications and Information/3/    $  28.51   $  45.31   $  24.73   $  18.37   $  15.24   $  14.21          -
Seligman Frontier/3/                          $  18.02   $  21.71   $  18.88   $  19.43   $  16.94   $  13.86          -

                                               As of      As of      As of
                                              12/31/93   12/31/92   12/31/91
                                              --------   --------   --------
Alger American Small Capitalization/4/               -          -          -
Alger American Growth/4/                             -          -          -
Alger American Leveraged All Cap/4/                  -          -          -
Alger American MidCap Growth/4/                      -          -          -
Berger IPT-International/5/                          -          -          -
Berger IPT-Small Company Growth/6/                   -          -          -
Dreyfus-Appreciation/6/                              -          -          -
Dreyfus-Growth and Income/4/                         -          -          -
Dreyfus Socially Responsible/4/                      -          -          -
Fidelity VIP Growth/2/                               -          -          -
Fidelity VIP High Income/2/                          -          -          -
Fidelity VIP Money Market/8/                  $  11.27   $  11.16   $  10.19
Fidelity VIP Overseas/2/                             -          -          -
Fidelity VIP II Asset Manager/2/                     -          -          -
Fidelity VIP II Contrafund/6/                        -          -          -
Fidelity VIP II Index 500/4/                         -          -          -
Fidelity VIP II Investment Grade Bond/7/      $  13.69   $  12.57   $  11.93
Fidelity VIP II Growth Opportunities/6/              -          -          -
Montgomery Variable Series: Emerging
Markets/4/                                           -          -          -
Montgomery Variable Series: Growth/5/                -          -          -
Seligman Communications and Information/3/           -          -          -
Seligman Frontier/3/                                 -          -          -


/1/ Accumulation Unit Values prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% daily administration fee.
/2/ Commenced operations on May 1, 1994.
/3/ Commenced operations on May 1, 1995.
/4/ Commenced operations on May 1, 1996.
/5/ Commenced operations on May 1, 1997.
/6/ Commenced operations on May 1, 1998.
/7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio.
/8/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Money Market Portfolio.

Accumulation Unit Value
(For Sub Accounts which have Variable Account
Annual Expenses of 1.25%)

                                                As of      As of       As of     As of      As of      As of      As of
                   Sub Account                12/31/00   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
                   -----------                --------   --------   --------   --------   --------   --------   --------
Alger American Small Capitalization/3/        $  53.00   $  73.71   $  52.04   $  45.61   $  41.46          -          -
Alger American Growth/3/                      $  71.64   $  85.11   $  64.44   $  44.06   $  35.48          -          -
Alger American Leveraged All Cap/3/           $  45.88   $  61.80   $  35.14   $  22.55   $  19.08          -          -
Alger American MidCap Growth/3/               $  43.29   $  40.14   $  30.83   $  23.96   $  21.09          -          -
Berger IPT-International/4/                   $  12.82   $  14.45   $  11.14   $   9.72          -          -          -
Berger IPT-Small Company Growth/5/            $  20.74   $  22.47   $  11.89          -          -          -          -
Dreyfus-Appreciation/5/                       $  38.74   $  39.49   $  35.87          -          -          -          -
Dreyfus-Growth and Income/3/                  $  31.51   $  33.15   $  28.72   $  26.01   $  22.66          -          -
Dreyfus Socially Responsible/3/               $  39.06   $  44.45   $  34.60   $  27.08   $  21.35          -          -
Fidelity VIP Growth/1/                        $  72.59   $  82.56   $  60.83   $  44.15   $  36.21   $  31.96   $  23.91
Fidelity VIP High Income/1/                   $  28.05   $  36.63   $  34.30   $  36.30   $  31.24   $  27.74   $  23.29
Fidelity VIP Money Market/7/                  $  14.29   $  13.65   $  13.24   $  12.79   $  12.34   $  11.95   $  11.51
Fidelity VIP Overseas/1/                      $  25.90   $  32.42   $  23.01   $  20.67   $  18.76   $  16.78   $  15.51
Fidelity VIP II Asset Manager/1/              $  28.90   $  30.46   $  27.76   $  24.44   $  20.51   $  18.12   $  15.69
Fidelity VIP II Contrafund/5/                 $  29.39   $  31.87   $  25.97          -          -          -          -
Fidelity VIP II Index 500/3/                  $ 166.63   $ 186.02   $ 156.30   $ 123.33   $  94.11          -          -
Fidelity VIP II Investment Grade Bond/6/      $  18.66   $  16.90   $  17.79   $  16.53   $  15.48   $  14.98   $  12.99
Fidelity VIP II Growth Opportunities/5/       $  20.34   $  24.84   $  24.12          -          -          -          -
Montgomery Variable Series: Emerging
Markets/3/                                    $   7.35   $  10.41   $   6.40   $  10.37   $  10.56          -          -
Montgomery Variable Series: Growth/4/         $  17.54   $  19.53   $  16.37   $  16.11          -          -          -
Seligman Communications and Information/2/    $  28.78   $  45.67   $  24.89   $  18.46   $  15.30   $  14.23          -
Seligman Frontier/2/                          $  18.19   $  21.88   $  19.00   $  19.53   $  17.00   $  13.89          -

                                               As of      As of      As of
                                              12/31/93   12/31/92   12/31/91
                                              --------   --------   --------
Alger American Small Capitalization/3/               -          -          -
Alger American Growth/3/                             -          -          -
Alger American Leveraged All Cap/3/                  -          -          -
Alger American MidCap Growth/3/                      -          -          -
Berger IPT-International/4/                          -          -          -
Berger IPT-Small Company Growth/5/                   -          -          -
Dreyfus-Appreciation/5/                              -          -          -
Dreyfus-Growth and Income/3/                         -          -          -
Dreyfus Socially Responsible/3/                      -          -          -
Fidelity VIP Growth/1/                               -          -          -
Fidelity VIP High Income/1/                          -          -          -
Fidelity VIP Money Market/7/                  $  11.27   $  11.16   $  10.99
Fidelity VIP Overseas/1/                             -          -          -
Fidelity VIP II Asset Manager/1/                     -          -          -
Fidelity VIP II Contrafund/5/                        -          -          -
Fidelity VIP II Index 500/3/                         -          -          -
Fidelity VIP II Investment Grade Bond/6/      $  13.69   $  12.57   $  11.93
Fidelity VIP II Growth Opportunities/5/              -          -          -
Montgomery Variable Series: Emerging
Markets/3/                                           -          -          -
Montgomery Variable Series: Growth/4/                -          -          -
Seligman Communications and Information/2/           -          -          -
Seligman Frontier/2/                                 -          -          -


/1/ Commenced operations on May 1, 1994.
/2/ Commenced operations on May 1, 1995.
/3/ Commenced operations on May 1, 1996.
/4/ Commenced operations on May 1, 1997.
/5/ Commenced operations on May 1, 1998.
/6/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio.
/7/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Money Market Portfolio.

Number of Units Outstanding at
End of Period/1/
(For Sub Accounts which have Variable Account
Annual Expenses of 1.40%)

                                               As of        As of       As of       As of       As of       As of      As of
                   Sub Account               12/31/00     12/31/99    12/31/98    12/31/97     12/31/96    12/31/95   12/31/94
                   -----------               --------     --------    --------    --------     --------    --------   --------
Alger American Growth                         165,463      255,632      89,046      67,176       10,914           -          -
Alger American Leveraged All Cap              270,480      185,555      50,046      25,902        8,873           -          -
Alger American MidCap Growth                  170,361       64,524      72,344      54,019       13,088           -          -
Alger American Small Capitalization            36,210       46,911      54,562      28,347        6,435           -          -
Berger IPT-International                      125,292      123,645     213,236      71,044            -           -          -
Berger IPT-Small Company Growth               119,653       49,795      26,061           -            -           -          -
Dreyfus-Appreciation                           64,348       67,723      42,289           -            -           -          -
Dreyfus-Growth and Income                     158,259      191,798     202,399     172,356       52,642           -          -
Dreyfus Socially Responsible                  215,457      172,461     124,941      36,525        4,633           -          -
Fidelity VIP Growth                           243,924      229,985     180,179     149,887      106,672      57,367      6,805
Fidelity VIP High Income                      232,124      227,664     195,741     141,791       54,851      14,976      2,105
Fidelity VIP Money Market/2/                2,971,271      933,766     928,653     260,042      182,094      31,976     42,349
Fidelity VIP Overseas                         190,740      126,273     111,811      70,509       29,003      26,273      6,190
Fidelity VIP II Asset Manager                 307,649      295,995     296,855     207,293      103,932      36,546      5,849
Fidelity VIP II Contrafund                    181,361       75,933      35,016           -            -           -          -
Fidelity VIP II Index 500                      70,831       87,368      75,275      67,377        7,687           -          -
Fidelity VIP II Investment Grade Bond/3/      169,386      200,404     251,704      53,393       26,354      10,808      1,932
Fidelity VIP III Growth Opportunities          55,992       64,556      38,931           -            -           -          -
Montgomery Variable Series: Emerging
Markets                                       178,661      128,789     202,615     231,055       29,914           -          -
Montgomery Variable Series: Growth             48,440       37,872      65,093      21,846            -           -          -
Seligman Communications and Information       683,643      559,643     516,557     308,250      118,134      56,523          -
Seligman Frontier                             107,273      104,494     168,337     192,118      107,440      23,032          -

                                               As of       As of       As of
                                             12/31/93    12/31/92    12/31/91
                                             --------    --------    --------
Alger American Growth                               -           -           -
Alger American Leveraged All Cap                    -           -           -
Alger American MidCap Growth                        -           -           -
Alger American Small Capitalization                 -           -           -
Berger IPT-International                            -           -           -
Berger IPT-Small Company Growth                     -           -           -
Dreyfus-Appreciation                                -           -           -
Dreyfus-Growth and Income                           -           -           -
Dreyfus Socially Responsible                        -           -           -
Fidelity VIP Growth                                 -           -           -
Fidelity VIP High Income                            -           -           -
Fidelity VIP Money Market/2/                  191,369      38,210       5,268
Fidelity VIP Overseas                               -           -           -
Fidelity VIP II Asset Manager                       -           -           -
Fidelity VIP II Contrafund                          -           -           -
Fidelity VIP II Index 500                           -           -           -
Fidelity VIP II Investment Grade Bond/3/      122,984      73,332       6,027
Fidelity VIP III Growth Opportunities               -           -           -
Montgomery Variable Series: Emerging
Markets                                             -           -           -
Montgomery Variable Series: Growth                  -           -           -
Seligman Communications and Information             -           -           -
Seligman Frontier                                   -           -           -



/1/ Number of Units Outstanding prior to 1994 do not reflect the .15% daily administration fee imposed after May 1, 1994. Number of Units Outstanding for year ended 12/31/94 reflect the .15% daily administration fee.

/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Money Market Portfolio.

/3/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio.


Number of Units Outstanding at
End of Period
(For Sub Accounts which have Variable Account
Annual Expenses of 1.25%)

                                                       As of      As of       As of      As of      As of       As of      As of
                    Sub Account                      12/31/00    12/31/99   12/31/98    12/31/97   12/31/96   12/31/95    12/31/94
                    -----------                      --------    --------   --------    --------   --------   --------    --------
Alger American Growth                                  12,036      15,529     17,992      10,080      2,987          -           -
Alger American Leveraged All Cap                        9,287       8,357      5,447       3,661      3,662          -           -
Alger American MidCap Growth                           62,311       8,290      8,271       9,514     19,879          -           -
Alger American Small Capitalization                     8,147       7,663      7,057       7,968      2,381          -           -
Berger IPT-International                                4,906      13,413     13,102       3,585          -          -           -
Berger IPT-Small Company Growth                        16,110      11,629        312           -          -          -           -
Dreyfus-Appreciation                                   11,890      17,906     18,268           -          -          -           -
Dreyfus-Growth and Income                              32,614      33,592     33,613      58,175     56,771          -           -
Dreyfus Socially Responsible                            9,974      11,249     10,707       7,214        561          -           -
Fidelity VIP Growth                                    49,677      53,588     75,743      86,116     73,385     61,553      23,551
Fidelity VIP High Income                               16,828      21,768     47,931      72,183     69,263     48,229      27,432
Fidelity VIP Money Market/1/                          238,383     360,586     70,332      42,320     63,675     81,583     190,780
Fidelity VIP Overseas                                  37,297      29,748     27,575      38,444     43,858     51,567      70,542
Fidelity VIP II Asset Manager                         250,498      98,423    109,284     118,344    100,231     87,964     106,662
Fidelity VIP II Contrafund                            110,904      22,376      7,436           -          -          -           -
Fidelity VIP II Index 500                              13,587      15,727     18,155      13,898      3,828          -           -
Fidelity VIP II Investment Grade Bond/2/               64,579      76,238     67,148      74,126     87,891     96,108      98,511
Fidelity VIP III Growth Opportunities                   2,151       7,514      8,231           -          -          -           -
Montgomery Variable Series: Emerging                                                                      -          -           -
Markets                                                15,604      15,367     19,642      19,744      4,347          -           -
Montgomery Variable Series: Growth                     10,699      10,943      8,111       9,541          -          -           -
Seligman Communications and Information                56,917      67,205     70,044      82,090     91,021     91,344           -
Seligman Frontier                                      18,514      21,392     28,517      70,480     99,937     13,752           -

                                                         As of       As of      As of
                    Sub Account                        12/31/93    12/31/92   12/31/91
                    -----------                        --------    --------   --------
Alger American Growth                                         -           -          -
Alger American Leveraged All Cap                              -           -          -
Alger American MidCap Growth                                  -           -          -
Alger American Small Capitalization                           -           -          -
Berger IPT-International                                      -           -          -
Berger IPT-Small Company Growth                               -           -          -
Dreyfus-Appreciation                                          -           -          -
Dreyfus-Growth and Income                                     -           -          -
Dreyfus Socially Responsible                                  -           -          -
Fidelity VIP Growth                                           -           -          -
Fidelity VIP High Income                                      -           -          -
Fidelity VIP Money Market/1/                            191,369      38,210      5,268
Fidelity VIP Overseas                                         -           -          -
Fidelity VIP II Asset Manager                                 -           -          -
Fidelity VIP II Contrafund                                    -           -          -
Fidelity VIP II Index 500                                     -           -          -
Fidelity VIP II Investment Grade Bond/2/                122,984      73,332      6,027
Fidelity VIP III Growth Opportunities                         -           -          -
Montgomery Variable Series: Emerging                          -           -          -
Markets                                                       -           -          -
Montgomery Variable Series: Growth                            -           -          -
Seligman Communications and Information                       -           -          -
Seligman Frontier                                             -           -          -



/1/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Money Market Portfolio.

/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America Series Fund, Inc. Bond Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP II Investment Grade Bond Portfolio.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
          ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta,
                                 Georgia 30339
                             PHONE: (800)905-1959


                                  VARIFUND(R)
                      STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:

      The Alger American Fund
      Berger Institutional Products Trust
      The Dreyfus Socially Responsible Growth Fund, Inc.
      Dreyfus Variable Investment Fund
      Fidelity Variable Insurance Products Fund
      Fidelity Variable Insurance Products Fund II
      Fidelity Variable Insurance Products Fund III

      Goldman Sachs Variable Insurance Trust
      The Montgomery Funds III
      Seligman Portfolios, Inc.


The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2001.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS...............................................  3
     Contract..............................................................  3
     Incontestability......................................................  3
     Misstatement Of Age or Sex............................................  3
     Currency..............................................................  3
     Place Of Payment......................................................  3
     Non-Participation.....................................................  3
     Our Consent...........................................................  3
PRINCIPAL UNDERWRITER......................................................  4
CALCULATION OF YIELDS AND TOTAL RETURNS....................................  4
     Money Market Yields...................................................  4
     Other Sub-Account Yields..............................................  5
     Total Returns.........................................................  6
          A. Standardized "Average Annual Total Returns"...................  6
          B. Nonstandardized "Average Annual Total Returns"................  9
     Effect of the Annual Administration Charge on Performance Data........ 14
SAFEKEEPING OF ACCOUNT ASSETS.............................................. 14
STATE REGULATION........................................................... 14
RECORDS AND REPORTS........................................................ 14
LEGAL MATTERS.............................................................. 14
EXPERTS  .................................................................. 15
OTHER INFORMATION.......................................................... 15
FINANCIAL STATEMENTS....................................................... 15

                         ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLICA does not anticipate discontinuing the offering of the Policies. However, CLICA does reserve the right to discontinue the offering of the Policies.


CLAFS received $3,645,763 in 2000, $5,102,487 in 1999, and $5,734,217 in 1998 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2000, 1999 or 1998.





                    CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                              Current Yield = ((NCS-ES)/UV) X (365/7)
          Where:

          NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

          ES   = per unit expenses of the Sub-Account for the 7 day period.

          UV   = the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 2000 was 4.89%./1/

/1/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio. The current yield set forth for the 7 day period ended December 31, 2000 is the yield for the predecessor Sub-Account through April 28, 2000.

We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                                                    365/7
                    Effective Yield = (1+((NCS-ES)/UV))      -  1
         Where:

         NCS     =  the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1
                    Sub-Account unit.

         ES      =  per unit expenses of the Sub-Account for the 7 day period.

         UV      =  the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 2000 was 5.01%./2/


Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable


/2/ On April 28, 2000, the Sub-Account investing in the Canada Life of America
    Series Fund, Inc. Money Market Portfolio became a predecessor Sub-Account to the Sub-Account currently investing in the Fidelity VIP Money Market Portfolio. The effective yield set forth for the 7 day period ended December 31, 2000 is the yield for the predecessor Sub-Account through April 28, 2000.

to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                              6
                            Yield = 2 x ((((NI-ES)/(U x UV)) + 1)   - 1)
         Where:

         NI      =  net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

         ES      =  expenses of the Sub-Account for the 30 day or one month period.

         U       =  the average number of units outstanding.

         UV      =  the unit value at the close (highest) of the last day in the
                    30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A. Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                                                   1/N
                                   TR = ((ERV/P)    )      -  1

         Where:

         TR      =  the standardized average annual total return net of
                    recurring charges.

         ERV     =  the ending redeemable value of the hypothetical account at the end of the period.

         P       =  a hypothetical initial payment of $1,000.

         N       =  the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 2000 are shown on the following page. Because the Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT CORE(SM)* U.S. Equity Fund, Goldman Sachs VIT Global Income Fund, Goldman Sachs VIT Growth and Income Fund, Seligman Global Technology Portfolio, and Seligman Small-Cap Value Portfolio subaccounts were not in operation as of December 31, 2000, standardized average annual total returns for these subaccounts are not provided.

*CORE(SM) is a service mark of Goldman, Sachs & Co.

Standardized average annual total returns (for subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:



             Sub-Account                            1 Year             5 Year             10 Year        From Sub-
                                                    Return             Return             Return          Account      Sub-Account
                                                  Year Ended         Year Ended         Year Ended      Inception to    Inception
                                                   12/31/00           12/31/00           12/31/00         12/31/00        Date
Alger American Growth                               (21.40)%             *                   **           17.09 %        05/01/96
Alger American Leveraged AllCap                     (31.31)%             *                   **           19.50 %        05/01/96
Alger American MidCap Growth                          2.22 %             *                   **           16.10 %        05/01/96
Alger American Small Capitalization                 (33.65)%             *                   **            3.44 %        05/01/96
Berger Small Company Growth                         (13.29)%             *                   **           17.22 %        05/01/98
Berger-IPT International                            (16.86)%             *                   **            5.74 %        05/01/97
Dreyfus Capital Appreciation                         (7.47)%             *                   **            6.71 %        05/01/98
Dreyfus Growth & Income                             (10.56)%             *                   **            8.38 %        05/01/96
Dreyfus Socially Responsible                        (17.71)%             *                   **           16.20 %        05/01/96
Fidelity VIP II Investment Grade Bond***              4.83 %          3.78 %               5.88%           5.65 %        12/04/89
Fidelity VIP Money Market***                         (0.87)%          2.93 %               2.88%           3.14 %        12/04/89
Fidelity VIP Growth                                 (17.66)%         16.99 %                 **           18.18 %        05/01/94
Fidelity VIP High Income                            (28.99)%         (0.84)%                 **            2.45 %        05/01/94
Fidelity VIP II Asset Manager                       (10.70)%         (8.99)%                 **            8.88 %        05/01/94
Fidelity VIP II Contrafund                          (13.36)%             *                   **            8.78 %        05/01/98
Fidelity VIP II Index 500                           (16.00)%             *                   **           15.97 %        05/01/96
Fidelity VIP III Growth Opportunities               (23.66)%             *                                (3.07)%        05/01/98
Fidelity VIP Overseas                               (25.67)%          8.18 %                 **            7.06 %        05/01/94
Montgomery Emerging Markets                         (34.98)%             *                   **           (8.20)%        05/01/96
Montgomery Growth                                   (15.77)%             *                   **            7.36 %        05/01/97
Seligman Communications & Information               (42.51)%         14.55 %                 **           16.06 %        05/01/95
Seligman Frontier                                   (22.44)%          4.86 %                 **            7.67 %        05/01/95

* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year standardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year standardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:

             Sub-Account                            1 Year             5 Year             10 Year        From Sub-
                                                    Return             Return             Return          Account      Sub-Account
                                                  Year Ended         Year Ended         Year Ended      Inception to    Inception
                                                   12/31/00           12/31/00           12/31/00         12/31/00        Date
Alger American Growth                             (21.27)%               *                   **           17.54 %        05/01/96
Alger American Leveraged AllCap                   (31.20)%               *                   **           19.73 %        05/01/96
Alger American MidCap Growth                        2.38 %               *                   **           16.39 %        05/01/96
Alger American Small Capitalization               (33.54)%               *                   **            3.85 %        05/01/96
Berger Small Company Growth                       (13.15)%               *                   **           17.53 %        05/01/98
Berger-IPT International                          (16.73)%               *                   **            5.91 %        05/01/97
Dreyfus Capital Appreciation                       (7.33)%               *                   **            7.30 %        05/01/98
Dreyfus Growth & Income                           (10.42)%               *                   **            8.62 %        05/01/96
Dreyfus Socially Responsible                      (17.58)%               *                   **           16.47 %        05/01/96
Fidelity VIP II Investment Grade Bond***            5.00 %               3.99 %               5.99 %       5.75 %        12/04/89
Fidelity VIP Money Market***                      ( 0.71)%               3.14 %               2.98 %       3.23 %        12/04/89
Fidelity VIP Growth                               (17.53)%              17.50 %              **           18.56 %        05/01/94
Fidelity VIP High Income                          (28.88)%              (0.37)%              **            2.80 %        05/01/94
Fidelity VIP II Asset Manager                     (10.56)%               9.37 %              **            9.16 %        05/01/94
Fidelity VIP II Contrafund                        (13.22)%               *                   **            9.15 %        05/01/98
Fidelity VIP II Index 500                         (15.87)%               *                   **           16.29 %        05/01/96
Fidelity VIP III Growth Opportunities             (23.54)%               *                   **           (2.74)%        05/01/98
Fidelity VIP Overseas                             (25.55)%               8.64 %              **            7.40 %        05/01/94
Montgomery Emerging Markets                       (34.87)%               *                   **           (8.05)%        05/01/96
Montgomery Growth                                 (15.63)%               *                   **            7.58 %        05/01/97
Seligman Communications & Information             (42.41)%              14.77 %              **           16.25 %        05/01/95
Seligman Frontier                                 (22.32)%               5.06 %              **            7.86 %        05/01/95


* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year standardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year standardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

B.  Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.


Nonstandardized average annual total returns for the period ending December 31, 2000 are shown on the following page. Because the Goldman Sachs VIT Capital Growth Fund, Goldman Sachs VIT CORE(SM)* U.S. Equity Fund, Goldman Sachs VIT Global Income Fund, Goldman Sachs VIT Growth and Income Fund, Seligman Global Technology Portfolio, and Seligman Small-Cap Value Portfolio subaccounts were not in operation as of December 31, 2000, nonstandardized average annual total returns for these subaccounts are not provided.

*CORE(SM) is a service mark of Goldman, Sachs & Co.

Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses 1.40%) for the periods shown below were:

           Sub-Account                       1 Year Return          5 Year             10 Year       From Sub Account   Sub-Account
                                              Year Ended            Return             Return           Inception        Inception
                                               12/31/00           Year Ended         Year Ended          12/31/00          Date
                                                                   12/31/00           12/31/00
Alger American Growth                          (16.00)%                *                  **             17.09 %          05/01/96
Alger American Leveraged AllCap                (25.91)%                *                  **             19.80 %          05/01/96
Alger American MidCap Growth                     7.62 %                *                  **             16.10 %          05/01/96
Alger American Small Capitalization            (28.25)%                *                  **              3.44 %          05/01/96
Berger Small Company Growth                     (7.89)%                *                  **             17.22 %          05/01/98
Berger-IPT-International                       (11.46)%                *                  **              6.79 %          05/01/97
Dreyfus Capital Appreciation                    (2.07)%                *                  **              6.71 %          05/01/98
Dreyfus Growth and Income                       (5.16)%                *                  **              8.67 %          05/01/96
Dreyfus Socially Responsible                   (12.31)%                *                  **             16.20 %          05/01/96
Fidelity VIP II Investment Grade Bond***         9.58 %              4.65 %              6.15%           12.82 %          12/04/89
Fidelity VIP Money Market***                     4.79 %              4.06 %              3.62%            5.01 %          12/04/89
Fidelity VIP Growth                            (12.26)%             17.28 %               **             18.18 %          05/01/94
Fidelity VIP High Income                       (23.59)%             (0.29)%               **              2.45 %          05/01/94
Fidelity VIP II Asset Manager                   (5.30)%              9.37 %               **              8.88 %          05/01/94
Fidelity VIP II Contrafund                      (7.96)%                *                  **              9.65 %          05/01/96
Fidelity VIP II Index 500                      (10.60)%                *                  **             15.97 %          05/01/96
Fidelity VIP III Growth Opportunities          (18.26)%                *                  **             (2.02)%          05/01/96
Fidelity VIP Overseas                          (20.27)%              8.57%                **              7.06 %          05/01/94
Montgomery Emerging Markets                    (29.58)%                *                  **             (7.17)%          05/01/96
Montgomery Growth                              (10.37)%                *                  **              8.17 %          05/01/97
Seligman Communications & Information          (37.11)%             14.86%                **             16.22 %          06/01/95
Seligman Frontier                              (17.04)%              5.30%                **              7.90 %          06/01/95




* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year nonstandardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America
    Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

Nonstandardized average annual total returns (for Subaccounts which have variable account annual expenses 1.25%) for the periods shown below were:

           Sub-Account                       1 Year Return          5 Year             10 Year       From Sub Account   Sub-Account
                                              Year Ended            Return             Return           Inception        Inception
                                               12/31/00           Year Ended         Year Ended          12/31/00          Date
                                                                   12/31/00           12/31/00
Alger American Growth                           (15.87)%             *                   **                17.54 %       05/01/96
Alger American Leveraged AllCap                 (25.80)%             *                   **                20.03 %       05/01/96
Alger American MidCap Growth                      7.78 %             *                   **                16.39 %       05/01/96
Alger American Small Capitalization             (28.14)%             *                   **                 3.85 %       05/01/96
Berger Small Company Grwoth                      (7.75)%             *                   **                17.53 %       06/01/98
Berger-IPT International                        (11.33)%             *                   **                 6.94 %       05/01/97
Dreyfus Capital Appreciation                     (1.93)%             *                   **                 7.30 %       05/01/98
Dreyfus Growth & Income                          (5.02)%             *                   **                 8.90 %       05/01/96
Dreyfus Socially Responsible                    (12.18)%             *                   **                16.47 %       05/01/96
Fidelity VIP II Investment Grade Bond***          9.58 %             4.65%               6.15%             12.82 %       12/04/89
Fidelity VIP Money Market***                      4.79 %             4.06%               3.62%              5.01 %       12/04/89
Fidelity VIP Growth                             (12.13)%            17.78%               **                18.56 %       05/01/94
Fidelity VIP High Income                        (23.48)%             0.17%               **                 2.80 %       05/01/94
Fidelity VIP II Asset Manager                    (5.16)%             9.74%               **                 9.16 %       05/01/94
Fidelity VIP II Contrafund                       (7.82)%             *                   **                10.01 %       05/01/98
Fidelity VIP II Index 500                       (10.47)%             *                   **                16.29 %       06/01/96
Fidelity VIP III Growth Opportunities           (18.14)%             *                   **                (1.69)%       05/01/98
Fidelity VIP Overseas                           (20.15)%             9.02%               **                 7.40 %       05/01/94
Montgomery Emerging Markets                     (29.47)%             *                   **                (7.02)%       05/01/96
Montgomery Growth                               (10.23)%             *                   **                 8.38 %       06/01/97
Seligman Communications and Information         (37.01)%            15.08%               **                16.41 %       05/01/95
Seligman Frontier                               (16.92)%             5.50%               **                 8.08 %       05/01/95

* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year nonstandardized average annual total return is available.

*** On April 28, 2000, the Sub-Accounts investing in the Canada Life of America
    Series Fund, Inc. Money Market and Bond Portfolios became predecessor Sub-Accounts to the Sub-Accounts currently investing in the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond Portfolios. The values in the table reflect the performance of the predecessor Sub-Accounts through April 28, 2000.

Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to Michigan law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

Our financial statements at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 for Canada Life Insurance Company of America, included in this Statement of Additional Information and Registration Statement as well as the financial statements of Canada Life of America Variable Annuity Account 1 as of December 31, 2000 and for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                             FINANCIAL STATEMENTS


The Variable Account's statement of net assets as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 2000 and 1999, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEX TO FINANCIAL STATEMENTS

                                                            Page
Canada Life of America Variable Annuity Account 1

    Report of Independent Auditors.........................   1

    Statement of Net Assets
       as of December 31, 2000.............................   2

    Statement of Operations for the
       year ended December 31, 2000........................  19

    Statements of Changes in Net Assets for the
       years ended December 31, 2000 and 1999..............  17

    Notes to Financial Statements..........................  33

Canada Life Insurance Company of America

    Report of Independent Auditors.........................   1

    Balance Sheets as of December 31, 2000 and 1999........   2

    Statements of Operations for the years ended
       December 31, 2000, 1999 and 1998....................   3

    Statements of Capital and Surplus for the years ended
       December 31, 2000, 1999 and 1998....................   4

    Statements of Cash Flows for the years ended
       December 31, 2000, 1999 and 1998....................   5

    Notes to Financial Statements..........................   6

FINANCIAL STATEMENTS
CANADA LIFE OF AMERICA VARIABLE
ANNUITY ACCOUNT 1
December 31, 2000
With Report of Independent Auditors

               Canada Life of America Variable Annuity Account 1

                             Financial Statements

                               December 31, 2000

                                   Contents
Report of Independent Auditors..........................................    1

Audited Financial Statements

Statement of Net Assets.................................................    2
Statement of Operations.................................................    9
Statements of Changes in Net Assets.....................................   17
Notes to Financial Statements...........................................   33

                        Report of Independent Auditors



Board of Directors
Canada Life Insurance Company of America

We have audited the accompanying statement of net assets of Canada Life of America Variable Annuity Account 1 (comprising, respectively, the Money Market, Managed, Bond, Equity, Capital, International Equity, Asset Manager, Fidelity Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Fidelity VIP Money Market, Fidelity VIP II Investment Grade Bond, Communications and Information, Frontier, Small Capitalization, Alger Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International and Small Company Growth Sub-accounts) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 1 at December 31, 2000, and the results of their operations and the changes in their net assets for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Atlanta, Georgia
February 9, 2001

               Canada Life of America Variable Annuity Account 1

                            Statement of Net Assets

                               December 31, 2000

                                                                   Fidelity Series
                                                                   ---------------

                                 Asset             Fidelity                                                  Index
                                Manager             Growth           High Income         Overseas             500
                              Sub-account         Sub-account        Sub-account        Sub-account        Sub-account
                           ----------------------------------------------------------------------------------------------
Net Assets
Investment in Fidelity
 at market value (See
 Note 3 for cost values)         $15,984,384         $21,623,599         $6,838,685       $ 7,871,242         $14,412,300
Due from (to) Canada
 Life Insurance Company
 of America (Note 6)                  (2,406)           (686,303)            (2,955)       (2,067,711)           (492,274)
                           ----------------------------------------------------------------------------------------------
Net assets                       $15,981,978         $20,937,296         $6,835,730       $ 5,803,531         $13,920,026
                           ==============================================================================================

Net assets attributable
 to:
Policyholders' liability
 reserve                         $15,981,978         $20,937,296         $6,835,730       $ 5,803,531         $13,920,026
                           ----------------------------------------------------------------------------------------------
Net assets                       $15,981,978         $20,937,296         $6,835,730       $ 5,803,531         $13,920,026
                           ==============================================================================================

Number of units
 outstanding                         558,147             293,601            248,952           228,037              84,418
                           ==============================================================================================

Net asset value per unit         $     28.63         $     71.31         $    27.46       $     25.45         $    164.89
                           ==============================================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000


                                                    Fidelity Series (continued)
                                                    ---------------------------

                                                                     Fidelity VIP     Fidelity VIP II
                                                     Growth              Money           Investment
                                Contrafund        Opportunities         Market           Grade Bond
                                Sub-account        Sub-account        Sub-account       Sub-account
                             --------------------------------------------------------------------------
Net Assets
Investment in Fidelity at
 market value (See Note 3
 for cost values)                  $8,545,427          $1,853,032       $ 8,951,502         $4,334,825
Due from (to) Canada Life
 Insurance Company of
 America (Note 6)                      (3,028)           (680,237)       36,509,564               (157)
                             -------------------------------------------------------------------------
Net assets                         $8,542,399          $1,172,795       $45,461,066         $4,334,668
                             =========================================================================

Net assets attributable to:
Policyholders' liability
 reserve                           $8,542,399          $1,172,795       $45,461,066         $4,334,668
                             -------------------------------------------------------------------------
Net assets                         $8,542,399          $1,172,795       $45,461,066         $4,334,668
                             =========================================================================

Number of units outstanding           292,265              58,143         3,209,654            233,965
                             =========================================================================

Net asset value per unit           $    29.23          $     0.17       $     14.16         $    18.53
                             =========================================================================

 See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000

                                                          Seligman Series
                                                          ---------------

                                                  Communications
                                                 and Information        Frontier
                                                   Sub-account        Sub-account
                                              ----------------------------------------
Net Assets
Investment in Seligman at market value
 (See Note 3 for cost values)                        $21,131,438            $2,269,849

Due from (to) Canada Life Insurance
 Company of America (Note 6)                                   -                    12
                                              ----------------------------------------
Net assets                                           $21,131,438            $2,269,861
                                              ========================================

Net assets attributable to:
Policyholders' liability reserve                     $21,131,438            $2,269,861
                                              ----------------------------------------
Net assets                                           $21,131,438            $2,269,861
                                              ========================================

Number of units outstanding                              740,560               125,787
                                              ========================================

Net asset value per unit                             $     28.53            $    18.05
                                              ========================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000

                                                                   Alger American Series
                                                                   ---------------------

                                               Small               Alger                              Leveraged
                                           Capitalization         Growth             MidCap             AllCap
                                            Sub-account         Sub-account        Sub-account       Sub-account
                                         --------------------------------------------------------------------------
Net Assets
Investment in Alger American at market
 value (See Note 3 for cost values)             $2,316,302        $12,505,940         $9,988,244        $12,726,478
Due from (to) Canada Life Insurance
 Company of America (Note 6)                          (149)              (129)              (100)                 4
                                         --------------------------------------------------------------------------
Net assets                                      $2,316,153        $12,505,811         $9,988,144        $12,726,482
                                         ==========================================================================

Net assets attributable to:
Policyholders' liability reserve                $2,316,153        $12,505,811         $9,988,144        $12,726,482
                                         --------------------------------------------------------------------------
Net assets                                      $2,316,153        $12,505,811         $9,988,144        $12,726,482
                                         ==========================================================================

Number of units outstanding                         44,357            177,499            232,672            279,767
                                         ==========================================================================

Net asset value per unit                        $    52.22        $     70.46         $    42.93        $     45.49
                                         ==========================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000

                                                                  Dreyfus Series
                                                                  --------------

                                                Growth               Socially              Capital
                                              and Income           Responsible           Appreciation
                                              Sub-account          Sub-account           Sub-account
                                          ---------------------------------------------------------------
Net Assets
Investment in Dreyfus at market value
 (See Note 3 for cost values)                      $5,962,042           $8,714,016             $2,917,627
Due from (to) Canada Life Insurance
 Company of America (Note 6)                            1,890                 (526)                     8
                                          ---------------------------------------------------------------
Net assets                                         $5,963,932           $8,713,490             $2,917,635
                                          ===============================================================

Net assets attributable to:
Policyholders' liability reserve                   $5,963,932           $8,713,490             $2,917,635
                                          ---------------------------------------------------------------
Net assets                                         $5,963,932           $8,713,490             $2,917,635
                                          ===============================================================

Number of units outstanding                           190,873              225,431                 76,238
                                          ===============================================================

Net asset value per unit                           $    31.25           $    38.65             $    38.27
                                          ===============================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000

                                                    Montgomery Series
                                                    -----------------

                                              Emerging           Variable Series
                                               Markets               Growth
                                             Sub-account           Sub-account
                                        ------------------------------------------
Net Assets
Investment in Montgomery at market
 value (See Note 3 for cost values)           $1,417,465                $1,031,063

Due from (to) Canada Life Insurance
 Company of America (Note 6)                          31                        71
                                        ------------------------------------------
Net assets                                    $1,417,496                $1,031,134
                                        ==========================================

Net assets attributable to:
Policyholders' liability reserve              $1,417,496                $1,031,134
                                        ------------------------------------------
Net assets                                    $1,417,496                $1,031,134
                                        ==========================================

Number of units outstanding                      194,265                    59,139
                                        ==========================================

Net asset value per unit                      $     7.30                $    17.44
                                        ==========================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                               December 31, 2000

                                                                     Berger Series
                                                                     -------------

                                               Berger IPT           Small Company
                                             International              Growth               All Series
                                              Sub-account            Sub-account              Combined
                                          -------------------------------------------------------------
Net Assets
Investment in Berger at market value
   (See Note 3 for cost values)                 $1,659,836           $2,798,128            $175,853,424
Due from (to) Canada Life Insurance
 Company of America (Note 6)                            85                  610              32,576,300
                                          -------------------------------------------------------------
Net assets                                      $1,659,921           $2,798,738            $208,429,724
                                          =============================================================

Net assets attributable to:
Policyholders' liability reserve                $1,659,921           $2,798,738            $208,429,724
                                          -------------------------------------------------------------
Net assets                                      $1,659,921           $2,798,738            $208,429,724
                                          =============================================================

Number of units outstanding                        130,198              135,763               7,819,731
                                          =============================================================

Net asset value per unit                        $    12.75           $    20.61
                                           =============================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                            Statement of Operations

                          Year ended December 31, 2000



                                                                   CLASF Series
                                                                   ------------

                             Money                                                                           International
                            Market         Managed           Bond           Equity           Capital            Equity
                             Sub-            Sub-            Sub-             Sub-             Sub-              Sub-
                           account*        account*        account*         account*         account*          account*
                       ----------------------------------------------------------------------------------------------------
Net investment
 income (loss):
Dividend income              $342,229       $ 811,534       $  77,470       $1,248,497       $ 2,038,869          $ 352,774
Less mortality and
 expense risk
 charges (Note 6)              92,575          30,018          21,181           25,667            24,136              9,796
                       ----------------------------------------------------------------------------------------------------
Net investment
 income (loss)                249,654         781,516          56,289        1,222,830         2,014,733            342,978

Net realized and
 unrealized gain
 (loss) on
 investments:
Net unrealized
 appreciation
 (depreciation) from
 investments                        -         520,877         356,280         (236,005)         (339,736)          (243,958)
Net realized gain
 (loss) from
 investments                        -        (759,426)       (331,085)        (355,562)       (1,247,828)          (208,857)
                       ----------------------------------------------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) from
 investments                        -        (238,549)         25,195         (591,567)       (1,587,564)          (452,815)
                       ----------------------------------------------------------------------------------------------------

Net increase
 (decrease) in net
 assets resulting
 from operations             $249,654       $ 542,967       $  81,484       $  631,263       $   427,169          $(109,837)
                       ====================================================================================================

*For the period January 1, 2000 to April 28, 2000 (discontinuance of operations).

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                                       Fidelity Series
                                                                       ---------------

                                      Asset             Fidelity             High
                                     Manager             Growth             Income           Overseas          Index 500
                                   Sub-account        Sub-account        Sub-account       Sub-account        Sub-account
                                 -------------------------------------------------------------------------------------------
Net investment income (loss):
Dividend income                      $ 1,254,160         $ 2,472,452       $   532,284       $   530,182         $   252,347
Less mortality and expense
 risk charges (Note 6)                   205,972             325,622            77,052            86,320             242,997
                                 -------------------------------------------------------------------------------------------
Net investment income (loss)           1,048,188           2,146,830           455,232           443,862               9,350

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from
 investments                          (1,740,079)         (5,256,618)         (531,796)       (1,759,169)         (4,391,265)
Net realized gain (loss) from
 investments                            (197,455)            641,895          (968,535)         (632,757)           (201,916)
                                 -------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments         (1,937,534)         (4,614,723)       (1,500,331)       (2,391,926)         (4,593,181)
                                 -------------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                          $  (889,346)        $(2,467,893)      $(1,045,099)      $(1,948,064)        $(4,583,831)
                                 ===========================================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                          Fidelity Series (continued)
                                                          ---------------------------

                                                                                            Fidelity VIP II
                                                         Growth          Fidelity VIP          Investment
                                    Contrafund       Opportunities       Money Market          Grade Bond
                                   Sub-account        Sub-account        Sub-account*         Sub-account*
                                 -----------------------------------------------------------------------------
Net investment income (loss):
 Dividend income                     $   431,483           $ 195,426          $1,017,530           $        -
 Less mortality and expense
  risk charges (Note 6)                   95,433              29,248             218,542               36,474
                                 ----------------------------------------------------------------------------
Net investment income (loss)             336,050             166,178             798,988              (36,474)

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from
 investments                            (927,109)            (95,728)                  -              212,550
Net realized gain (loss) from
 investments                             (95,908)           (382,684)                  -              161,549
                                 ----------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments         (1,023,017)           (478,412)                  -              374,099
                                 ----------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                          $  (686,967)          $(312,234)         $  798,988             $337,625
                                 ============================================================================

*For the period May 1, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                               Seligman Series
                                               ---------------

                                    Communications
                                   and Information           Frontier
                                     Sub-account            Sub-account
                                 ------------------------------------------
Net investment income (loss):
Dividend income                         $  2,870,883            $         -
Less mortality and expense
 risk charges (Note 6)                       406,282                 37,669
                                 ------------------------------------------
Net investment income (loss)               2,464,601                (37,669)

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from
 investments                             (15,102,289)              (493,262)
Net realized gain (loss) from
 investments                                 245,040                345,741
                                 ------------------------------------------
Net realized and unrealized
 gain (loss) from investments            (14,857,249)              (147,521)
                                 ------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                             $(12,392,648)             $(185,190)
                                 ==========================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                             Alger American Series
                                                             ---------------------

                                         Small               Alger                               Leveraged
                                    Capitalization          Growth              MidCap             AllCap
                                      Sub-account         Sub-account        Sub-account        Sub-account
                                  ---------------------------------------------------------------------------
Net investment income (loss):
Dividend income                           $  968,509        $ 1,789,179          $1,194,555       $ 1,417,974
Less mortality and expense risk
 charges (Note 6)                             79,211            225,158             186,460           202,455
                                  ---------------------------------------------------------------------------
Net investment income (loss)                 889,298          1,564,021           1,008,095         1,215,519

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from investments            (636,398)        (1,541,520)            (47,503)       (5,898,551)
Net realized gain (loss) from
 investments                               1,956,956         (2,467,703)          2,429,444           279,962
                                  ---------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments              1,320,558         (4,009,223)          2,381,941        (5,618,589)
                                  ---------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                               $2,209,856        $(2,445,202)         $3,390,036       $(4,403,070)
                                  ===========================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                                     Dreyfus Series
                                                                     --------------

                                                  Growth                Socially                Capital
                                                and Income             Responsible           Appreciation
                                                Sub-account            Sub-account            Sub-account
                                           ------------------------------------------------------------------
Net investment income (loss):
Dividend income                                   $ 254,216            $    72,001              $  51,360
Less mortality and expense risk charges
 (Note 6)                                            90,870                132,188                 42,679
                                           ------------------------------------------------------------------
Net investment income (loss)                        163,346                (60,187)                 8,681

Net realized and unrealized gain (loss)
 on investments:
Net unrealized appreciation
 (depreciation) from investments                   (819,845)            (1,321,744)              (310,615)
Net realized gain (loss) from
 investments                                        305,671                202,005                238,150
                                           ------------------------------------------------------------------
Net realized and unrealized gain (loss)
 from investments                                  (514,174)            (1,119,739)               (72,465)
                                           ------------------------------------------------------------------

Net increase (decrease) in net assets
 resulting from operations                        $(350,828)           $(1,179,926)             $ (63,784)
                                           ==================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                Montgomery Series
                                                -----------------

                                         Emerging           Variable Series
                                         Markets                 Growth
                                       Sub-account            Sub-account
                                   -------------------------------------------
Net investment income (loss):
Dividend income                        $        -               $  75,466
Less mortality and expense risk
 charges (Note 6)                          25,333                  13,129
                                   -------------------------------------------
Net investment income (loss)              (25,333)                 62,337

Net realized and unrealized gain
 (loss) on investments:
Net unrealized appreciation
 (depreciation) from investments         (562,460)               (221,837)
Net realized gain (loss) from
 investments                              (54,037)                 41,059
                                   -------------------------------------------
Net realized and unrealized gain
 (loss) from investments                 (616,497)               (180,778)
                                   -------------------------------------------

Net increase (decrease) in net
 assets resulting from operations       $(641,830)              $(118,441)
                                   ===========================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                          Berger Series
                                                          -------------

                                      Berger IPT           Small Company
                                    International              Growth                All Series
                                     Sub-account            Sub-account               Combined
                                 -------------------------------------------------------------------
Net investment income (loss):
Dividend income                      $   5,058               $  43,683            $ 20,300,121
Less mortality and expense
 risk charges (Note 6)                  27,404                  37,534               3,027,405
                                 -------------------------------------------------------------------
Net investment income (loss)           (22,346)                  6,149              17,272,716

Net realized and unrealized
 gain (loss) on investments:
Net unrealized appreciation
 (depreciation) from
 investments                          (428,929)               (640,927)            (42,457,636)
Net realized gain (loss) from
 investments                           226,389                 157,948                (671,944)
                                 -------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments         (202,540)               (482,979)            (43,129,580)
                                 -------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from
 operations                          $(224,886)              $(476,830)           $(25,856,864)
                                 ===================================================================

   See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                      Statement of Changes in Net Assets

                         Year ended December 31, 2000

                                                                    CLASF Series
                                                                    ------------

                                                                                                                    Inter-
                             Money                                                                                 national
                            Market         Managed             Bond             Equity           Capital            Equity
                             Sub-            Sub-              Sub-              Sub-              Sub-              Sub-
                           account*        account*          account*          account*          account*          account*
                     ----------------------------------------------------------------------------------------------------------
Operations:
Net investment
 income (loss)          $    249,654       $   781,516       $    56,289       $ 1,222,830       $ 2,014,733        $   342,978
Net unrealized
 appreciation
 (depreciation)
 from investments                  -           520,877           356,280          (236,005)         (339,736)          (243,958)
Net realized gain
 (loss) from
 investments                       -          (759,426)         (331,085)         (355,562)       (1,247,828)          (208,857)
                     ----------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations             249,654           542,967            81,484           631,263           427,169           (109,837)

Capital
 transactions:
Net increase
 (decrease) from
 unit transactions
 (Note 5)                (17,807,759)       (7,704,281)       (4,726,829)       (6,359,476)       (5,320,703)        (2,207,409)
                     ----------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets arising
 from capital
 transactions            (17,807,759)       (7,704,281)       (4,726,829)       (6,359,476)       (5,320,703)        (2,207,409)
                     ----------------------------------------------------------------------------------------------------------

Total increase
 (decrease) in net
 assets                  (17,558,105)       (7,161,314)       (4,645,345)       (5,728,213)       (4,893,534)        (2,317,246)

Net assets,
 beginning of
 period                   17,558,105         7,161,314         4,645,345         5,728,213         4,893,534          2,317,246
                     ----------------------------------------------------------------------------------------------------------

Net assets, end of
 year                   $          -       $         -       $         -       $         -       $         -        $         -
                     ==========================================================================================================

*For the period January 1, 2000 to April 28, 2000 (discontinuance of operations).

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                        Fidelity Series
                                                        ---------------

                                       Asset             Fidelity                                                    Index
                                      Manager             Growth          High Income          Overseas               500
                                    Sub-account        Sub-account        Sub-account         Sub-account         Sub-account
                                ----------------------------------------------------------------------------------------------
Operations:
Net investment income
    (loss)                           $ 1,048,188        $ 2,146,830        $   455,232         $   443,862         $     9,350
Net unrealized appreciation
 (depreciation) from
 investments                          (1,740,079)        (5,256,618)          (531,796)         (1,759,169)         (4,391,265)
Net realized gain (loss)
    from investments                    (197,455)           641,895           (968,535)           (632,757)           (201,916)
                                ----------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                             (889,346)        (2,467,893)        (1,045,099)         (1,948,064)         (4,583,831)

Capital transactions:
Net increase (decrease)
    fom unit transactions
    (Note 5)                           4,996,140            367,263         (1,080,121)          2,772,716            (495,917)
                                ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    net assets arising from
    capital transactions               4,996,140            367,263         (1,080,121)          2,772,716            (495,917)
                                ----------------------------------------------------------------------------------------------

Total increase (decrease) in
 net assets                            4,106,794         (2,100,630)        (2,125,220)            824,652          (5,079,748)

Net assets, beginning of
 period                               11,875,184         23,037,926          8,960,950           4,978,879          18,999,774
                                ----------------------------------------------------------------------------------------------

Net assets, end of year              $15,981,978        $20,937,296        $ 6,835,730         $ 5,803,531         $13,920,026
                                ==============================================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                        Fidelity Series (continued)
                                                        ---------------------------

                                                                          Fidelity VIP       Fidelity VIP
                                                         Growth               Money          II nvestment
                                  Contrafund          Opportunities          Market           Grade Bond
                                  Sub-account          Sub-account        Sub-account*       Sub-account*
                              ------------------------------------------------------------------------------
Operations:
Net investment income (loss)      $  336,050           $  166,178         $   798,988         $  (36,474)
Net unrealized appreciation
 (depreciation) from
 investments                        (927,109)             (95,728)                  -            212,550
Net realized gain (loss)
 from investments                    (95,908)            (382,684)                  -            161,549
                              ------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                          (686,967)            (312,234)            798,988            337,625

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                           6,114,369             (293,151)         44,662,078          3,997,043
                              ------------------------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions               6,114,369             (293,151)         44,662,078          3,997,043
                              ------------------------------------------------------------------------------

Total increase (decrease)
 in net assets                      5,427,402             (605,385)         45,461,066          4,334,668

Net assets, beginning of
 period                             3,114,997            1,778,180                   -                  -
                              ------------------------------------------------------------------------------

Net assets, end of year            $8,542,399           $1,172,795         $45,461,066         $4,334,668
                              ==============================================================================

*For the period May 1, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                           Seligman Series
                                           ---------------

                                 Communications
                                 And Information          Frontier
                                   Sub-account          Sub-account
                              --------------------------------------
Operations:
 Net investment income
  (loss)                           $  2,464,601          $  (37,669)
 Net unrealized
  appreciation
  (depreciation) from               (15,102,289)           (493,262)
  investments
Net realized gain (loss)
 from investments                       245,040             345,741
                              --------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                         (12,392,648)           (185,190)


Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                            5,098,342            (281,567)
                              --------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                 5,098,342            (281,567)
                              --------------------------------------

Total increase (decrease)
 in net assets                       (7,294,306)           (466,757)

Net assets, beginning of
 period                              28,425,744           2,736,618
                              --------------------------------------

Net assets, end of year            $ 21,131,438          $2,269,861
                              ======================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                          Alger American Series
                                                          ---------------------

                                      Small                Alger                                 Leveraged
                                 Capitalization           Growth               MidCap             AllCap
                                   Sub-account          Sub-account         Sub-account         Sub-account
                               ----------------------------------------------------------------------------
Operations:
 Net investment income
  (loss)                           $   889,298         $  1,564,021          $1,008,095        $ 1,215,519
 Net unrealized appreciation
  (depreciation) from
  investments                         (636,398)          (1,541,520)            (47,503)        (5,898,551)
Net realized gain (loss)
 from investments                    1,956,956           (2,467,703)          2,429,444            279,962
                               ----------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                          2,209,856           (2,445,202)          3,390,036         (4,403,070)

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                          (3,858,722)          (7,773,653)          3,700,772          5,230,124
                               ----------------------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions               (3,858,722)          (7,773,653)          3,700,772          5,230,124
                               ----------------------------------------------------------------------------

Total increase (decrease) in
 net assets                         (1,648,866)         (10,218,855)          7,090,808            827,054

Net assets, beginning of
 period                              3,965,019           22,724,666           2,897,336         11,899,428
                               ----------------------------------------------------------------------------

Net assets, end of year            $ 2,316,153         $ 12,505,811          $9,988,144        $12,726,482
                               ============================================================================

 See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                               Dreyfus Series
                                               --------------

                            Growth and          Socially            Capital
                              Income           Responsible        Appreciation
                            Sub-account        Sub-account        Sub-account
                            --------------------------------------------------
Operations:
 Net investment income
  (loss)                    $   163,346        $   (60,187)       $    8,681
 Net unrealized
  appreciation
  (depreciation) from
  investments                  (819,845)        (1,321,744)         (310,615)
Net realized gain (loss)
 from investments               305,671            202,005           238,150
                            ------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                    (350,828)        (1,179,926)          (63,784)

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                   (1,103,549)         1,799,450          (364,806)
                            ------------------------------------------------

Net increase (decrease) in
 net assets arising from
 capital transactions        (1,103,549)         1,799,450          (364,806)
                            ------------------------------------------------

Total increase (decrease)
 in net assets               (1,454,377)           619,524          (428,590)

Net assets, beginning of
 period                       7,418,309          8,093,966         3,346,225
                            ------------------------------------------------

Net assets, end of year     $ 5,963,932        $ 8,713,490        $2,917,635
                            ================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                             Montgomery Series
                                             -----------------

                                       Emerging          Variable Series
                                        Markets               Growth
                                      Sub-account          Sub-account
                                   ------------------------------------------
Operations:
 Net investment income
   (loss)                              $  (25,333)           $   62,337
 Net unrealized appreciation
  (depreciation) from
  investments                            (562,460)             (221,837)
Net realized gain (loss)
 from investments                         (54,037)               41,059
                                   ------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                              (641,830)             (118,441)

Capital transactions:
 Net increase (decrease)
  from unit transactions
  (Note 5)                                566,558               200,506
                                   ------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                     566,558               200,506
                                   ------------------------------------------

Total increase (decrease) in
 net assets                               (75,272)               82,065

Net assets, beginning of
 period                                 1,492,768               949,069
                                   ------------------------------------------
Net assets, end of year                $1,417,496            $1,031,134
                                   ==========================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 2000

                                                         Berger Series
                                                         -------------

                                      Berger IPT          Small Company
                                     International            Growth              All Series
                                      Sub-account          Sub-account             Combined
                                 ----------------------------------------------------------------
Operations:
Net investment income (loss)           $  (22,346)           $    6,149          $ 17,272,716
Net unrealized appreciation
 (depreciation) from
 investments                             (428,929)             (640,927)          (42,457,636)
Net realized gain (loss)
 from investments                         226,389               157,948              (671,944)
                                 ----------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                              (224,886)             (476,830)          (25,856,864)

Capital transactions:
Net increase (decrease) from
 unit transactions (Note 5)               (88,138)            1,901,310            21,940,590
                                 ----------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                     (88,138)            1,901,310            21,940,590
                                 ----------------------------------------------------------------

Total increase (decrease) in
 net assets                              (313,024)            1,424,480            (3,916,274)

Net assets, beginning of
 period                                 1,972,945             1,374,258           212,345,998
                                 ----------------------------------------------------------------
Net assets, end of year                $1,659,921            $2,798,738          $208,429,724
                                 ================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                                     CLASF Series
                                                                     ------------

                                                                                                                   Inter-
                               Money                                                                              national
                              Market           Managed            Bond            Equity          Capital          Equity
                               Sub-              Sub-             Sub-             Sub-             Sub-            Sub-
                              account          account           account          account         account         account
                          ----------------------------------------------------------------------------------------------------
Operations:
Net investment income
 (loss)                       $   443,128      $   799,209       $  172,639      $   638,440      $1,292,269      $  331,134
Net unrealized
 appreciation
 (depreciation) from
 investments                            -         (193,617)        (279,641)         151,165        (149,348)        213,925
Net realized gain
 (loss) from investments                -          (76,443)        (166,226)         179,253         584,639         151,534
                          ----------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from                   443,128          529,149         (273,228)         968,858       1,727,560         696,593
 operations

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                       3,976,658       (2,387,645)        (722,066)      (1,723,826)       (625,953)       (636,258)
                          ----------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets arising
 from capital
 transactions                   3,976,658       (2,387,645)        (722,066)      (1,723,826)       (625,953)       (636,258)
                          ----------------------------------------------------------------------------------------------------

Total increase
 (decrease) in net
 assets                         4,419,786       (1,858,496)        (995,294)        (754,968)      1,101,607          60,335

Net assets, beginning
 of period                     13,138,319        9,019,810        5,640,639        6,483,181       3,791,927       2,256,911
                          ----------------------------------------------------------------------------------------------------

Net assets, end of year       $17,558,105      $ 7,161,314       $4,645,345      $ 5,728,213      $4,893,534      $2,317,246
                          ====================================================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                 Fidelity Series
                                                 ---------------

                                             Asset            Fidelity
                                            Manager            Growth          High Income          Overseas
                                          Sub-account       Sub-account        Sub-account        Sub-account
                                        ----------------------------------------------------------------------
Operations:
 Net investment income
    (loss)                                $   671,624        $ 1,479,133        $  630,128          $   80,167
 Net unrealized appreciation
  (depreciation) from investments              72,790            903,826           457,729           1,535,281
 Net realized gain (loss)
    from investments                          312,456          2,740,341          (567,319)          1,103,446
                                        ----------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations          1,056,870          5,123,300           520,538           2,718,894

Capital transactions:
 Net increase (decrease)
    fom unit transactions
    (Note 5)                                 (342,891)         2,547,462           215,361            (902,065)
                                        ----------------------------------------------------------------------
Net increase (decrease) in
    net assets arising from
    capital transactions                     (342,891)         2,547,462           215,361            (902,065)
                                        ----------------------------------------------------------------------

Total increase
    (decrease) in net
     assets                                   713,979          7,670,762           735,899           1,816,829

Net assets, beginning of period            11,161,205         15,367,164         8,225,051           3,162,050
                                        ----------------------------------------------------------------------

Net assets, end of year                   $11,875,184        $23,037,926        $8,960,950          $4,978,879
                                        ======================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                           Fidelity Series (continued)
                                                           ---------------------------

                                        Index                                   Growth
                                         500               Contrafund        Opportunities
                                     Sub-account          Sub-account         Sub-account
                                   -------------------------------------------------------
Operations:
Net investment income (loss)           $     2,679           $   31,865         $   19,003
Net unrealized appreciation
 (depreciation) from
 investments                             3,734,574              331,809            (16,521)
Net realized gain (loss)
 from investments                        2,550,934               88,264             41,095
                                   -------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                              6,288,187              451,938             43,577

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                               (1,780,311)           1,565,936            602,608
                                   -------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                   (1,780,311)           1,565,936            602,608
                                   -------------------------------------------------------
Total increase (decrease)
 in net assets                           4,507,876            2,017,874            646,185

Net assets, beginning of
 period                                 14,491,898            1,097,123          1,131,995
                                   -------------------------------------------------------
Net assets, end of year                $18,999,774           $3,114,997         $1,778,180
                                   =======================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                Seligman Series
                                                ---------------

                                     Communications
                                     and Information          Frontier
                                       Sub-account          Sub-account
                                     ----------------------------------
Operations:
Net investment income (loss)             $ 3,783,842        $   (34,463)
Net unrealized appreciation
 (depreciation) from
 investments                               3,347,432            259,805
Net realized gain (loss)
 from investments                          5,043,992             46,941
                                     ----------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                               12,175,266            272,283

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                                  1,734,314         (1,256,258)
                                     ----------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                      1,734,314         (1,256,258)
                                     ----------------------------------

Total increase (decrease)
 in net assets                            13,909,580           (983,975)

Net assets, beginning of
 period                                   14,516,164          3,720,593
                                     ----------------------------------

Net assets, end of year                  $28,425,744        $ 2,736,618
                                     ==================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                               Alger American Series
                                                               ---------------------

                                               Small              Alger                                Leveraged
                                          Capitalization         Growth              MidCap              AllCap
                                           Sub-account         Sub-account         Sub-account        Sub-account
                                          ------------------------------------------------------------------------
Operations:
Net investment income (loss)                $   886,069          $   707,279        $   705,671        $   167,674
Net unrealized appreciation
 (depreciation) from
 investments                                    104,024              749,606            115,187          2,828,234
Net realized gain (loss)
 from investments                             1,612,306            2,334,949            861,610            714,723
                                          ------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                                   2,602,399            3,791,834          1,682,468          3,710,631

Capital transactions:
Net increase (decrease) from
 unit transactions (Note 5)                  (1,801,011)          12,120,485         (1,251,663)         6,248,889
                                          ------------------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                        (1,801,011)          12,120,485         (1,251,663)         6,248,889
                                          ------------------------------------------------------------------------

Total increase (decrease) in
 net assets                                     801,388           15,912,319            430,805          9,959,520

Net assets, beginning of
 period                                       3,163,631            6,812,347          2,466,531          1,939,908
                                          ------------------------------------------------------------------------

Net assets, end of year                     $ 3,965,019          $22,724,666        $ 2,897,336        $11,899,428
                                          ========================================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                                            Dreyfus Series
                                                            --------------

                                      Growth and              Socially                Capital
                                        Income               Responsible            Appreciation
                                      Sub-account            Sub-account            Sub-account
                                      ---------------------------------------------------------
Operations:
Net investment income (loss)          $  174,866                $  188,121           $   (9,561)
Net unrealized appreciation
 (depreciation) from
 investments                             474,677                   818,581              163,803
Net realized gain (loss)
 from investments                        323,196                   551,243              154,751
                                      ---------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                              972,739                 1,557,945              308,993

Capital transactions:
Net increase (decrease)
 from unit transactions
 (Note 5)                               (292,125)                1,876,573              882,430
                                      ---------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                   (292,125)                1,876,573              882,430
                                      ---------------------------------------------------------

Total increase (decrease)
 in net assets                           680,614                 3,434,518            1,191,423

Net assets, beginning of
 period                                6,737,695                 4,659,448            2,154,802
                                      ---------------------------------------------------------

Net assets, end of year               $7,418,309                $8,093,966           $3,346,225
                                      =========================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                              Montgomery Series
                                              -----------------

                                       Emerging        Variable Series
                                        Markets             Growth
                                      Sub-account        Sub-account
                                   ------------------------------------
Operations:
Net investment income (loss)           $  (15,024)           $   (5,540)
Net unrealized appreciation
 (depreciation) from
 investments                              851,214               113,297
Net realized gain (loss)
 from investments                        (282,767)               69,473
                                   ------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                               553,423               177,230

Capital transactions:
Net increase (decrease) from
 unit transactions (Note 5)              (476,430)             (422,037)
                                   ------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                    (476,430)             (422,037)
                                   ------------------------------------

Total increase (decrease) in
 net assets                                76,993              (244,807)

Net assets, beginning of
 period                                 1,415,775             1,193,876
                                   ------------------------------------

Net assets, end of year                $1,492,768            $  949,069
                                   ====================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Year ended December 31, 1999

                                               Berger Series
                                               -------------

                                       Berger IPT          Small Company
                                     International            Growth           All Series
                                       Sub-account          Sub-account          Combined
                                     -----------------------------------------------------
Operations:
Net investment income (loss)          $   (18,831)           $   (8,747)     $ 13,112,774
Net unrealized appreciation
 (depreciation) from
 investments                              329,157               314,690        17,231,679
Net realized gain (loss)
 from investments                         201,242               235,367        18,809,000
                                     -----------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                               511,568               541,310        49,153,453

Capital transactions:
Net increase (decrease) from
 unit transactions (Note 5)            (1,055,318)              520,723        16,615,582
                                     -----------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                  (1,055,318)              520,723        16,615,582
                                     -----------------------------------------------------

Total increase (decrease) in
 net assets                              (543,750)            1,062,033        65,769,035

Net assets, beginning of
 period                                 2,516,695               312,225       146,576,963
                                     -----------------------------------------------------

Net assets, end of year               $ 1,972,945            $1,374,258      $212,345,998
                                     ====================================================

See accompanying notes.

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

1. Organization

Canada Life of America Variable Annuity Account 1 ("Variable Annuity Account 1") was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), and Montgomery Funds III ("Montgomery"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus"), an open-ended, non-diversified, management investment company, and Berger Institutional Products Trust ("Berger"). Variable Annuity Account 1 commenced operations on December 4, 1989. Prior to April 28, 2000 assets of Variable Annuity Account 1 were also invested in Canada Life of America Series Fund (CLASF), a diversified open-end management investment company. Effective April 28, 2000 the operations of CLASF were discontinued and the assets invested in CLASF were transferred to Fidelity and Alger American.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of CLASF, Fidelity, Seligman, Alger American, Montgomery, Dreyfus and Berger are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by CLASF, Fidelity, Seligman, Alger American, Montgomery, Dreyfus and Berger from their accumulated net investment income and net realized investment gains. Dividends in the CLASF Money Market Sub-account and Fidelity VIP Money Market Sub-account are declared daily and paid quarterly and monthly respectively. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to Variable Annuity Account 1 are reinvested in additional shares of the respective Sub-accounts at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

3. Investments

The investments held by Variable Annuity Account 1 as at December 31, 2000 are as follows:

                                                            Number of       Market          Market
                                                              Shares         Price          Value            Cost
                                                        -------------------------------------------------------------
Fidelity Series
---------------
Asset Manager Sub-account                                     999,024         16.00     $ 15,984,384     $ 16,631,713
Fidelity Growth Sub-account                                   495,386         43.65       21,623,599       22,155,579
High Income Sub-account                                       836,025          8.18        6,838,685        7,163,432
Overseas Sub-account                                          393,759         19.99        7,871,242        7,925,831
Index 500 Sub-account                                          96,384        149.53       14,412,300       14,086,040
Contrafund Sub-account                                        359,959         23.74        8,545,427        9,004,448
Growth Opportunities Sub-account                              104,455         17.74        1,853,032        1,858,482
Fidelity VIP Money Market Sub-account                       8,951,502          1.00        8,951,502        8,951,502
Fidelity VIP II Investment Grade Bond Sub-account             344,307         12.59        4,334,825        4,122,275
Seligman Series
---------------
Communications and Information Sub-account                  1,425,873         14.82       21,131,438       31,119,124
Frontier Sub-account                                          148,745         15.26        2,269,849        2,255,625
Alger American Series
---------------------
Small Capitalization Sub-account                               98,608         23.49        2,316,302        2,568,040
Alger Growth Sub-account                                      264,564         47.27       12,505,940       12,736,620
MidCap Sub-account                                            326,200         30.62        9,988,244        9,607,746
Leveraged AllCap Sub-account                                  328,002         38.80       12,726,478       15,291,400
Dreyfus Series
--------------
Growth and Income Sub-account                                 253,920         23.48        5,962,042        5,920,458
Socially Responsible Sub-account                              252,800         34.47        8,714,016        9,002,665
Capital Appreciation Sub-account                               74,984         38.91        2,917,627        2,973,298
Montgomery Series
-----------------
Emerging Markets Sub-account                                  182,663          7.76        1,417,465        1,697,514
Variable Series Growth Sub-account                             66,349         15.54        1,031,063        1,141,356
Berger Series
-------------
Berger IPT International Sub-account                          126,705         13.10        1,659,836        1,628,811
Small Company Growth Sub-account                              129,483         21.61        2,798,128        3,093,664
                                                                                        -----------------------------
                                                                                        $175,853,424     $190,935,623
                                                                                        =============================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

4. Security Purchases and Sales

The aggregate cost of purchases of investments in 2000 is presented below:

                                                                     Aggregate Cost
                                                                      of Purchases
                                                                ----------------------
           CLASF Series
           ------------
           Money Market Sub-account                                     $  272,146,285
           Managed Sub-account                                               1,929,753
           Bond Sub-account                                                  5,077,479
           Equity Sub-account                                                2,847,171
           Capital Sub-account                                               4,641,747
           International Equity Sub-account                                  1,126,331
           Fidelity Series
           ---------------
           Asset Manager Sub-account                                        14,907,992
           Fidelity Growth Sub-account                                      68,096,182
           High Income Sub-account                                          24,700,838
           Overseas Sub-account                                            103,422,877
           Index 500 Sub-account                                           380,096,691
           Contrafund Sub-account                                           10,391,203
           Growth Opportunities Sub-account                                 77,067,417
           Fidelity VIP Money Market Sub-account                         1,049,377,842
           Fidelity VIP II Investment Grade Bond Sub-account                16,193,218
           Seligman Series
           ---------------
           Communications and Information Sub-account                       59,057,203
           Frontier Sub-account                                             22,340,217
           Alger American Series
           ---------------------
           Small Capitalization Sub-account                                325,430,195
           Alger Growth Sub-account                                        293,184,711
           MidCap Sub-account                                              582,062,662
           Leveraged AllCap Sub-account                                     24,031,028
           Dreyfus Series
           --------------
           Growth and Income Sub-account                                     3,034,236
           Socially Responsible Sub-account                                  7,635,747
           Capital Appreciation Sub-account                                  4,927,558
           Montgomery Series
           -----------------
           Emerging Markets Sub-account                                      2,215,309
           Variable Series Growth Sub-account                                1,093,685
           Berger Series
           -------------
           Berger IPT International Sub-account                              3,207,561
           Small Company Growth Sub-account                                  4,101,244
                                                                ----------------------
                                                                        $3,364,344,382
                                                                ======================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

4. Security Purchases and Sales (continued)

The proceeds from sales of investments in 2000 are presented below:

                                                                        Proceeds
                                                                       from Sales
                                                                ----------------------
           CLASF Series
           ------------
           Money Market Sub-account                                     $  287,544,145
           Managed Sub-account                                               7,939,590
           Bond Sub-account                                                  9,654,308
           Equity Sub-account                                                7,245,992
           Capital Sub-account                                               6,458,011
           International Equity Sub-account                                  2,604,221
           Fidelity Series
           ---------------
           Asset Manager Sub-account                                         8,866,934
           Fidelity Growth Sub-account                                      64,944,335
           High Income Sub-account                                          25,274,973
           Overseas Sub-account                                             98,113,233
           Index 500 Sub-account                                           380,154,522
           Contrafund Sub-account                                            3,942,159
           Growth Opportunities Sub-account                                 76,513,638
           Fidelity VIP Money Market Sub-account                         1,040,426,340
           Fidelity VIP II Investment Grade Bond Sub-account                12,232,492
           Seligman Series
           ---------------
           Communications and Information Sub-account                       51,369,288
           Frontier Sub-account                                             22,619,539
           Alger American Series
           ---------------------
           Small Capitalization Sub-account                                328,279,233
           Alger Growth Sub-account                                        299,417,963
           MidCap Sub-account                                              579,988,381
           Leveraged AllCap Sub-account                                     17,548,072
           Dreyfus Series
           --------------
           Growth and Income Sub-account                                     3,911,191
           Socially Responsible Sub-account                                  5,809,389
           Capital Appreciation Sub-account                                  5,399,099
           Montgomery Series
           -----------------
           Emerging Markets Sub-account                                      1,669,037
           Variable Series Growth Sub-account                                  783,046
           Berger Series
           -------------
           Berger IPT International Sub-account                              3,257,706
           Small Company Growth Sub-account                                  2,169,587
                                                                ----------------------
                                                                        $3,354,136,424
                                                                ======================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated.

                                                                      Year ended December 31, 2000
CLASF Series                                                            Units              Amount
------------                                                        --------------------------------
      Money Market Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                       36,941,228        $ 502,112,639
       Terminated contracts and net transfers out                   (38,235,580)        (519,920,398)
                                                             ---------------------------------------
                                                                     (1,294,352)         (17,807,759)
      Managed Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                          227,824            5,198,004
       Terminated contracts and net transfers out                      (545,986)         (12,902,285)
                                                             ---------------------------------------
                                                                       (318,162)          (7,704,281)
      Bond Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                       45,917,971          773,184,854
       Terminated contracts and net transfers out                   (46,194,613)        (777,911,683)
                                                             ---------------------------------------
                                                                       (276,642)          (4,726,829)
      Equity Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                           64,626            1,740,711
       Terminated contracts and net transfers out                      (272,413)          (8,100,187)
                                                             ---------------------------------------
                                                                       (207,787)          (6,359,476)
      Capital Sub-account
      Accumulation Units:
       Contract purchases and net transfers in                           37,813            1,289,169
       Terminated contracts and net transfers out                      (178,301)          (6,609,872)
                                                             ---------------------------------------
                                                                       (140,488)          (5,320,703)
      International Equity Sub-account
      Accumulation Units:
       Contract purchases and net transfers in:                          41,328              804,326
       Terminated contracts and net transfers out                      (155,578)          (3,011,735)
                                                             ---------------------------------------
                                                                       (114,250)          (2,207,409)

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)

                                                                            Year ended December 31, 2000
   Fidelity Series                                                           Units                Amount
   ---------------                                                      -------------------------------------
        Asset Manager Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                            527,286         $    15,890,866
         Terminated contracts and net transfers out                        (363,557)            (10,894,726)
                                                                        -----------------------------------
                                                                            163,729               4,996,140
        Fidelity Growth Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                          1,709,777             138,415,073
         Terminated contracts and net transfers out                      (1,699,749)           (138,047,810)
                                                                        -----------------------------------
                                                                             10,028                 367,263
        High Income Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                            556,203              17,946,839
         Terminated contracts and net transfers out                        (556,683)            (19,026,960)
                                                                        -----------------------------------
                                                                               (480)             (1,080,121)
        Overseas Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                          3,542,499             103,388,550
         Terminated contracts and net transfers out                      (3,470,483)           (100,615,834)
                                                                        -----------------------------------
                                                                             72,016               2,772,716
        Index 500 Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                          3,251,302             585,163,746
         Terminated contracts and net transfers out                      (3,269,979)           (585,659,663)
                                                                        -----------------------------------
                                                                            (18,677)               (495,917)
        Contrafund Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                            404,736              12,570,485
         Terminated contracts and net transfers out                        (210,780)             (6,456,116)
                                                                        -----------------------------------
                                                                            193,956               6,114,369
        Growth Opportunities Sub-account
        Accumulation Units:
         Contract purchases and net transfers in                          7,436,375             171,725,942
         Terminated contracts and net transfers out                      (7,450,302)           (172,019,093)
                                                                        -----------------------------------
                                                                            (13,927)               (293,151)
        Fidelity VIP Money Market Sub-account*
        Accumulation Units:
         Contract purchases and net transfers in                        103,035,421           1,435,660,293
         Terminated contracts and net transfers out                     (99,825,767)         (1,390,998,215)
                                                                        -----------------------------------
                                                                          3,209,654              44,662,078
        Fidelity VIP II Investment Grade Bond Sub-account*
        Accumulation Units:
         Contract purchases and net transfers in                         42,138,910             726,931,274
         Terminated contracts and net transfers out                     (41,904,945)           (722,934,231)
                                                                        -----------------------------------
                                                                            233,965               3,997,043

*For the period May 1, 2000 (commencement of operations) to December 31, 2000.

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)

                                                                      Year ended December 31, 2000
   Seligman Series                                                      Units              Amount
   ---------------                                                ------------------------------------
       Communications and Information Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          1,730,422       $  76,581,683
        Terminated contracts and net transfers out                      (1,616,710)        (71,483,341)
                                                                  ------------------------------------
                                                                           113,712           5,098,342
       Frontier Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          1,163,385          24,036,697
        Terminated contracts and net transfers out                      (1,163,484)        (24,318,264)
                                                                  ------------------------------------
                                                                               (99)           (281,567)
   Alger American Series
   ---------------------
       Small Capitalization Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          7,466,379         505,863,122
        Terminated contracts and net transfers out                      (7,476,596)       (509,721,844)
                                                                  ------------------------------------
                                                                           (10,217)         (3,858,722)
       Alger Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          7,250,366         606,234,256
        Terminated contracts and net transfers out                      (7,344,028)       (614,007,909)
                                                                  ------------------------------------
                                                                           (93,662)         (7,773,653)
       MidCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                         15,452,280         690,157,770
        Terminated contracts and net transfers out                     (15,292,422)       (686,456,998)
                                                                  ------------------------------------
                                                                           159,858           3,700,772
       Leveraged AllCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            849,141          51,549,729
        Terminated contracts and net transfers out                        (763,286)        (46,319,605)
                                                                  ------------------------------------
                                                                            85,855           5,230,124

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)

                                                                      Year ended December 31, 2000
   Dreyfus Series                                                      Units              Amount
   --------------                                               --------------------------------------
       Growth and Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           215,104         $  7,346,353
        Terminated contracts and net transfers out                       (249,621)          (8,449,902)
                                                                --------------------------------------
                                                                          (34,517)          (1,103,549)
       Socially Responsible Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           439,827           19,505,149
        Terminated contracts and net transfers out                       (398,106)         (17,705,699)
                                                                --------------------------------------
                                                                           41,721            1,799,450
       Capital Appreciation Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           188,762            7,434,021
        Terminated contracts and net transfers out                       (198,153)          (7,798,827)
                                                                --------------------------------------
                                                                           (9,391)            (364,806)
   Montgomery Series
   -----------------
       Emerging Markets Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           358,814            3,379,587
        Terminated contracts and net transfers out                       (308,705)          (2,813,029)
                                                                --------------------------------------
                                                                           50,109              566,558
       Variable Series Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            64,507            1,229,345
        Terminated contracts and net transfers out                        (54,183)          (1,028,839)
                                                                --------------------------------------
                                                                           10,324              200,506
   Berger Series
   -------------
       Berger IPT International Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           347,356            4,597,265
        Terminated contracts and net transfers out                       (354,216)          (4,685,403)
                                                                --------------------------------------
                                                                           (6,860)             (88,138)
       Small Company Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           215,025            5,341,852
        Terminated contracts and net transfers out                       (140,686)          (3,440,542)
                                                                --------------------------------------
                                                                           74,339            1,901,310

       Net increase from unit transactions                                                $ 21,940,590
                                                                                    ==================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated.

                                                                      Year ended December 31, 1999
   CLASF Series                                                           Units             Amount
   ------------                                                       -------------------------------
       Money Market Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                         54,445,478      $ 728,919,366
        Terminated contracts and net transfers out                     (54,150,112)      (724,942,708)
                                                                      -------------------------------
                                                                           295,366          3,976,658
       Managed Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             57,370          1,227,604
        Terminated contracts and net transfers out                        (172,007)        (3,615,249)
                                                                      -------------------------------
                                                                          (114,637)        (2,387,645)
       Bond Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          8,942,511        151,258,330
        Terminated contracts and net transfers out                      (8,984,721)      (151,980,396)
                                                                      -------------------------------
                                                                           (42,210)          (722,066)
       Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            252,750          6,131,426
        Terminated contracts and net transfers out                        (323,656)        (7,855,252)
                                                                      -------------------------------
                                                                           (70,906)        (1,723,826)
       Capital Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            129,102          3,338,936
        Terminated contracts and net transfers out                        (161,302)        (3,964,889)
                                                                      -------------------------------
                                                                           (32,200)          (625,953)
       International Equity Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            113,719          1,894,012
        Terminated contracts and net transfers out                        (158,510)        (2,530,270)
                                                                       -------------------------------
                                                                           (44,791)          (636,258)

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)

                                                                      Year ended December 31, 1999
   Fidelity Series                                                      Units              Amount
   ---------------                                                ------------------------------------
       Asset Manager Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            644,252       $  18,039,229
        Terminated contracts and net transfers out                        (655,973)        (18,382,120)
                                                                  ------------------------------------
                                                                           (11,721)           (342,891)
       Fidelity Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            599,151          44,387,273
        Terminated contracts and net transfers out                        (571,500)        (41,839,811)
                                                                  ------------------------------------
                                                                            27,651           2,547,462
       High Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            393,268          13,973,663
        Terminated contracts and net transfers out                        (387,508)        (13,758,302)
                                                                  ------------------------------------
                                                                             5,760             215,361
       Overseas Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          1,317,642          33,460,160
        Terminated contracts and net transfers out                      (1,301,007)        (34,362,225)
                                                                  ------------------------------------
                                                                            16,635            (902,065)
       Index 500 Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          1,576,750         260,057,833
        Terminated contracts and net transfers out                      (1,567,085)       (261,838,144)
                                                                  ------------------------------------
                                                                             9,665          (1,780,311)
       Contrafund Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            123,045           3,493,794
        Terminated contracts and net transfers out                         (67,189)         (1,927,858)
                                                                  ------------------------------------
                                                                            55,856           1,565,936
       Growth Opportunities Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                             75,470           1,816,494
        Terminated contracts and net transfers out                         (50,562)         (1,213,886)
                                                                  ------------------------------------
                                                                            24,908             602,608

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)

                                                                      Year ended December 31, 1999
   Seligman Series                                                      Units              Amount
   ---------------                                              --------------------------------------
       Communications and Information Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          1,248,132       $  40,105,028
        Terminated contracts and net transfers out                      (1,207,886)        (38,370,714)
                                                                --------------------------------------
                                                                            40,246           1,734,314
       Frontier Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            542,136           9,142,659
        Terminated contracts and net transfers out                        (613,104)        (10,398,917)
                                                                --------------------------------------
                                                                           (70,968)         (1,256,258)
   Alger American Series
   ---------------------
       Small Capitalization Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          5,448,791         309,478,620
        Terminated contracts and net transfers out                      (5,455,836)       (311,279,631)
                                                                --------------------------------------
                                                                            (7,045)         (1,801,011)
       Alger Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          4,224,504         309,721,009
        Terminated contracts and net transfers out                      (4,060,382)       (297,600,524)
                                                                --------------------------------------
                                                                           164,122          12,120,485
       MidCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                          6,972,265         228,967,158
        Terminated contracts and net transfers out                      (6,980,067)       (230,218,821)
                                                                --------------------------------------
                                                                            (7,802)         (1,251,663)
       Leveraged AllCap Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            245,841          11,366,118
        Terminated contracts and net transfers out                        (107,422)         (5,117,229)
                                                                --------------------------------------
                                                                           138,419           6,248,889

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

5. Summary of Changes from Unit Transactions (continued)


                                                                      Year ended December 31, 1999
   Dreyfus Series                                                      Units              Amount
   --------------                                               --------------------------------------
       Growth and Income Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           313,449         $  9,447,933
        Terminated contracts and net transfers out                       (324,071)          (9,740,058)
                                                                --------------------------------------
                                                                          (10,622)            (292,125)
       Socially Responsible Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           685,565           25,613,427
        Terminated contracts and net transfers out                       (637,503)         (23,736,854)
                                                                --------------------------------------
                                                                           48,062            1,876,573
       Capital Appreciation Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           211,739            7,816,949
        Terminated contracts and net transfers out                       (186,667)          (6,934,519)
                                                                --------------------------------------
                                                                           25,072              882,430
   Montgomery Series
   -----------------
       Emerging Markets Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           236,228            1,922,740
        Terminated contracts and net transfers out                       (314,329)          (2,399,170)
                                                                 --------------------------------------
                                                                          (78,101)            (476,430)
       Variable Series Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                            83,107            1,568,443
        Terminated contracts and net transfers out                       (107,496)          (1,990,480)
                                                                --------------------------------------
                                                                          (24,389)            (422,037)
   Berger Series
   -------------
       Berger IPT International Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           310,406            3,758,801
        Terminated contracts and net transfers out                       (399,687)          (4,814,119)
                                                                --------------------------------------
                                                                          (89,281)          (1,055,318)
       Small Company Growth Sub-account
       Accumulation Units:
        Contract purchases and net transfers in                           163,917            2,483,225
        Terminated contracts and net transfers out                       (128,866)          (1,962,502)
                                                                --------------------------------------
                                                                           35,051              520,723

       Net increase from unit transactions                                                $ 16,615,582
                                                                                     =================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

6. Mortality and Expense Risk (M and E) Charges

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of either 1.25% or 1.40% of the net asset value of each unit held by the sub-accounts at each daily valuation period.

7. Net Assets

Net assets in each Sub-account as at December 31, 2000 consisted of the following:

                                                                                      Net Realized     Net Unrealized
                                                      Accumulated    Accumulated      Gain (Loss)       Appreciation
                                         Unit           M and E      Investments          on           (Depreciation)    Net Assets
           Sub-account               Transactions       Charges        Income         Investments      on Investments     Combined
------------------------------------------------------------------------------------------------------------------------------------
CLASF Series
------------
Money  Market                       $  (1,516,605)   $    (659,962)   $   2,176,567   $         -      $         -    $         -
Managed                                (6,725,590)      (1,108,799)       7,952,099        (117,710)             -              -
Bond                                     (575,110)        (301,091)       1,273,360        (397,159)             -              -
Equity                                 (4,304,962)        (478,428)       4,725,099          58,291              -              -
Capital                                (4,343,639)        (245,864)       4,639,128         (49,625)             -              -
International Equity                     (923,136)        (101,913)       1,028,419          (3,370)             -              -
Fidelity Series
---------------
Asset Manager                          12,735,643         (635,785)       3,928,066         601,383         (647,329)    15,981,978
Fidelity Growth                        11,629,837         (959,882)       6,119,323       4,679,998         (531,980)    20,937,296
High Income                             6,402,837         (463,320)       2,785,311      (1,564,351)        (324,747)     6,835,730
Overseas                                4,577,014         (279,968)         990,615         570,459          (54,589)     5,803,531
Index 500                               8,687,551         (650,646)         764,056       4,792,805          326,260     13,920,026
Contrafund                              8,660,943         (124,184)         489,318         (24,657)        (459,021)     8,542,399
Growth Opportunities                    1,340,217          (55,036)         237,526        (344,462)          (5,450)     1,172,795
Fidelity VIP Money Market              44,662,078         (218,542)       1,017,530             -                -       45,461,066
Fidelity VIP II Investment  Grade
  Bond                                  3,997,043          (36,474)             -           161,549          212,550      4,334,668
Seligman Series
---------------
Communications
    and Information                    16,156,482         (939,201)       9,388,959       6,512,884       (9,987,686)    21,131,438
Frontier                                  950,629         (210,340)         804,312         711,036           14,224      2,269,861
Alger American Series
---------------------
Small Capitalization                   (4,242,163)        (193,356)       2,148,664       4,854,746         (251,738)     2,316,153
Alger Growth                            8,861,463         (467,632)       3,346,128         996,532         (230,680)    12,505,811
MidCap                                  4,157,053         (308,448)       2,121,780       3,637,261          380,498      9,988,144
Leveraged AllCap                       12,786,535         (298,460)       1,700,495       1,102,834       (2,564,922)    12,726,482
Dreyfus Series
--------------
Growth and Income                       4,238,726         (340,361)       1,399,524         624,459           41,584      5,963,932
Socially Responsible                    7,576,119         (254,806)         519,538       1,161,288         (288,649)     8,713,490
Capital Appreciation                    2,647,721          (91,494)          94,386         322,693          (55,671)     2,917,635
Montgomery Series
-----------------
Emerging Markets                        2,730,661          (90,058)          10,299        (953,357)        (280,049)     1,417,496
Variable Series Growth                  1,021,269          (47,987)         115,925          52,220         (110,293)     1,031,134
Berger Series
-------------
IPT International                       1,223,154          (79,170)          50,257         434,655           31,025      1,659,921
IPT Small Company Growth                2,736,621          (47,801)          43,823         361,631         (295,536)     2,798,738
                                    -----------------------------------------------------------------------------------------------
                                    $ 145,148,391    $  (9,689,008)   $  59,870,507   $  28,182,033    $ (15,082,199) $ 208,429,724
                                    ===============================================================================================

               Canada Life of America Variable Annuity Account 1

                         Notes to Financial Statements

                               December 31, 2000

8. Unit Value

Unit Values as reported in the Statement of Net Assets are calculated as total net assets divided by total units outstanding. The following represents the specific number of units outstanding and the corresponding unit values for Class A and Class B units.

                                                 Class A                        Class B
                                        Units             Unit           Units             Unit
           Sub-account               Outstanding         Value        Outstanding          Value
---------------------------------------------------------------------------------------------------
Fidelity Series
---------------
Asset Manager                              250,498            28.90        307,649             28.41
Fidelity Growth                             49,677            72.59        243,924             71.05
High Income                                 16,828            28.05        232,124             27.41
Overseas                                    37,297            25.90        190,740             25.36
Index 500                                   13,587           166.63         70,831            164.56
Contrafund                                 110,904            29.39        181,361             29.13
Growth Opportunities                         2,151            20.34         55,992             20.16
Fidelity VIP Money Market                  238,383            14.29      2,971,271             14.15
Fidelity VIP II Investment Grade
  Bond                                      64,579            18.66        169,386             18.48
Seligman Series
---------------
Communications
    And Information                         56,917            28.78        683,643             28.51
Frontier                                    18,514            18.19        107,273             18.02
Alger American Series
---------------------
Small Capitalization                         8,147            53.00         36,210             52.04
Alger Growth                                12,036            71.64        165,463             70.37
MidCap                                      62,311            43.29        170,361             42.80
Leveraged AllCap                             9,287            45.88        270,480             45.48
Dreyfus Series
--------------
Growth and Income                           32,614            31.51        158,259             31.19
Socially Responsible                         9,974            39.06        215,457             38.63
Capital Appreciation                        11,890            38.74         64,348             38.18
Montgomery Series
-----------------
Emerging Markets                            15,604             7.35        178,661              7.29
Variable Series Growth                      10,699            17.54         48,440             17.41
Berger Series
-------------
IPT International                            4,906            12.82        125,292             12.75
IPT Small Company Growth                    16,110            20.74        119,653             20.60
                                     ---------------------------------------------------------------
                                         1,052,913                       6,766,818
                                     ===============================================================

                       CANADA LIFE INSURANCE COMPANY OF
                                    AMERICA

                      2000 STATUTORY FINANCIAL STATEMENTS



                      With Report of Independent Auditors

                   CANADA LIFE INSURANCE COMPANY OF AMERICA

                        Statutory Financial Statements

                               December 31, 2000



                                   Contents
Report of Independent Auditors.............................................................................   1
Statutory Balance Sheets ..................................................................................   2
Statutory Statements of Operations ........................................................................   3
Statutory Statements of Capital and Surplus ...............................................................   4
Statutory Statements of Cash Flows ........................................................................   5
Notes to Statutory Financial Statements ...................................................................   6


                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

Board of Directors
Canada Life Insurance Company of America

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of America as of December 31, 2000 and 1999, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of America at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.


                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
April 3, 2001

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                           STATUTORY BALANCE SHEETS
                           [in thousands of dollars
                           except per share values]

At December 31                                                                     2000              1999
-------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
  Bonds                                                                          $1,325,626        $1,316,100
  Mortgage loans                                                                    891,694           898,623
  Common and preferred stocks, including subsidiaries                                17,960            37,827
  Real estate                                                                             -             6,400
  Short-term investments                                                             21,335            24,810
  Cash                                                                                  509             3,813
  Receivable for securities                                                             265                50
  Other invested assets                                                                 842             3,813
-------------------------------------------------------------------------------------------------------------
Total cash and investments                                                        2,258,231         2,291,436
Investment income due and accrued                                                    28,629            30,205
Receivable from parent and affiliates                                                     -             7,844
Other assets                                                                            893             4,133
Assets held in Separate Accounts [note I]                                           552,828           693,086
-------------------------------------------------------------------------------------------------------------
Total admitted assets                                                            $2,840,581        $3,026,704
=============================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
  Life and annuity reserves                                                      $1,864,306        $1,886,010
  Guaranteed investment contracts                                                   206,656           247,174
  Other policy and contract liabilities                                                 248               215
-------------------------------------------------------------------------------------------------------------
Total policy liabilities                                                          2,071,210         2,133,399
Interest maintenance reserve                                                         26,103            13,165
Amounts owing to parent and affiliates [note H]                                      23,809             4,335
Miscellaneous liabilities                                                             3,710             7,286
Asset valuation reserve                                                              28,182            31,162
Transfers to Separate Accounts due or accrued (net)                                 (11,653)          (11,399)
Liabilities from Separate Accounts                                                  552,828           693,086
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 2,694,189         2,871,034
-------------------------------------------------------------------------------------------------------------
Capital and surplus [note K]
Common stock - $10.00 par value, authorized - 25,000,000
  Shares; issued and outstanding - 500,000 shares                                     5,000             5,000
Redeemable preferred stock - $10.00 par value, authorized -
  25,000,000 shares; issued and outstanding - 4,100,000 shares                       41,000            41,000
Paid-in surplus                                                                      76,000            76,000
Accumulated surplus                                                                  24,392            33,670
-------------------------------------------------------------------------------------------------------------
Total capital and surplus                                                           146,392           155,670
-------------------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                        $2,840,581        $3,026,704
=============================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                      STATUTORY STATEMENTS OF OPERATIONS
                           [in thousands of dollars]



Years ended December 31                                                  2000             1999             1998
-----------------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note G]             $187,135         $238,675         $329,578
Considerations for supplementary contracts
  and dividends left on deposit                                               -              559            3,357
Net investment income [note C]                                          185,662          190,492          188,155
Other income                                                             12,626            8,488            7,942
-----------------------------------------------------------------------------------------------------------------
Total revenues                                                          385,423          438,214          529,032
-----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
  Annuity                                                               431,130          391,819          356,748
  Life                                                                        -            1,306            2,639
  Supplementary contracts and dividends left on deposit                       -            1,825            2,843
  Dividends to policyholders                                                  -             (593)           1,011
-----------------------------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders                        431,130          394,357          363,241

Increase (decrease) in actuarial reserves                               (62,222)          11,567           63,918
Commissions and expense allowances on reinsurance assumed                12,208           13,392           14,056
Commissions                                                               3,798            5,413            6,246
General insurance expenses                                                7,821            7,970            8,737
Taxes, licenses and fees                                                    625              722            3,913
Transfers to (from) Separate Accounts                                   (30,605)         (15,387)          46,271
-----------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                             362,755          418,034          506,382
-----------------------------------------------------------------------------------------------------------------

Gain from operations before net realized capital
  losses and federal income taxes                                        22,668           20,180           22,650
Federal income taxes [note E]                                             7,236            1,593            3,992
-----------------------------------------------------------------------------------------------------------------

Gain from operations before
  net realized capital losses                                            15,432           18,587           18,658
Net realized capital losses [note C]                                     (1,577)          (2,199)            (373)
-----------------------------------------------------------------------------------------------------------------

Net income                                                             $ 13,855         $ 16,388         $ 18,285
=================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                  STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                           [in thousands of dollars]

Years ended December 31                                                 2000             1999             1998
----------------------------------------------------------------------------------------------------------------
Common stock at beginning and end of year                             $  5,000         $  5,000         $  5,000

Redeemable preferred stock at beginning and end of year                 41,000           41,000           41,000

Paid-in surplus at beginning and end of year                            76,000           76,000           76,000

Accumulated surplus at beginning of year                                33,670           19,584            7,530
Net income                                                              13,855           16,388           18,285
Change in net unrealized capital gain (loss)                            (5,610)           1,693             (467)
Change in surplus on account of:
  Prior year federal income tax adjustment                              (2,212)               -            2,589
  Actuarial valuation basis                                                  -                -           (5,740)
  Asset valuation reserve                                                2,980           (4,128)          (2,226)
  Adjustment for gain (loss) in currency exchange                          678              133             (392)
  Change in surplus of Separate Account                                      -                -               25
  Nonadmitted assets                                                      (469)               -              (20)
  Dividends to stockholder                                             (18,500)               -                -
----------------------------------------------------------------------------------------------------------------
Accumulated surplus at end of year                                      24,392           33,670           19,584
----------------------------------------------------------------------------------------------------------------

Total capital and surplus                                             $146,392         $155,670         $141,584
================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                      STATUTORY STATEMENTS OF CASH FLOWS
                           [in thousands of dollars]

Years ended December 31                                                2000             1999             1998
----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums, policy proceeds, and other considerations                $ 187,135        $ 239,293        $ 332,841
  Net investment income received                                       176,775          179,786          177,110
  Benefits paid                                                       (431,096)        (394,997)        (362,205)
  Insurance expenses paid                                              (24,656)         (26,971)         (32,814)
  Dividends paid to policyholders                                            -             (558)          (1,588)
  Federal income taxes paid                                             (8,309)          (2,541)          (9,738)
  Net transfers from (to) Separate Accounts                             30,351           13,871          (53,553)
  Withdrawal of seed monies                                                  -                -            8,852
  Other income                                                          12,626            8,488            7,941
  Other disbursements                                                   (2,577)         (24,919)               -
----------------------------------------------------------------------------------------------------------------
Net cash provided (used) by operations                                 (59,751)          (8,548)          66,846

INVESTING  ACTIVITIES
Proceeds from sales, maturities, or
  repayments of investments:
   Bonds                                                               474,913          483,036          389,477
   Mortgage loans and real estate                                       64,489           89,029           61,367
   Equity and other investments                                         40,999           11,626           22,694
Cost of investments acquired:
   Bonds                                                              (455,591)        (470,134)        (411,694)
   Mortgage loans and real estate                                      (52,509)         (83,911)         (81,621)
   Equity and other investments                                        (23,215)         (18,944)         (26,403)
Changes in policy loans                                                      -            9,333              957
Taxes paid on capital gains                                             (6,304)          (2,508)          (6,409)
----------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investments                                 42,782           17,527          (51,632)

FINANCING  AND MISCELLANEOUS ACTIVITIES
Dividends to stockholder                                               (18,500)               -                -
Other sources (uses)                                                    28,690          (17,526)           4,271
----------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing and miscellaneous                 10,190          (17,526)           4,271

Net increase (decrease) in cash
  and short-term investments                                            (6,779)          (8,547)          19,485

Cash and short-term investments - beginning of year                     28,623           37,170           17,685
----------------------------------------------------------------------------------------------------------------
Cash and short-term investments - end of year                        $  21,844        $  28,623        $  37,170
================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE A
Nature of Operations.  Canada Life Insurance Company of America (CLICA or the
--------------------
Company) was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. The Company's business consists primarily of group and individual annuity policies assumed from CLA. The Company's direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 48 states and the District of Columbia; however, its primary markets are California, Georgia, Virginia, Arkansas and Missouri. The Company's variable annuity products are sold by agents who are licensed and registered representatives of the Company's subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

NOTE B
Accounting Practices and Basis of Presentation.  The accompanying financial
----------------------------------------------
statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from generally accepted accounting principles (GAAP).

As of December 31, 2000, "prescribed" statutory accounting practices (SAP) are interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. CLICA currently follows only prescribed accounting practices. The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Michigan Department of Insurance has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that CLICA uses to prepare its statutory financial statements.

The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant change in CLICA's statutory capital and surplus as of adoption.

SAP followed by the Company differs from generally accepted accounting principles (GAAP) principally as follows:

 . Investments. For SAP, all fixed maturities are reported at amortized cost less write-downs for other-than-temporary impairments, based on their NAIC rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP. For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

   would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder's equity for those designated as available-for-sale.

   Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

   Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to income as would be the case for GAAP.

   Realized gains and losses on investments for SAP are reported in income, net of tax. The interest maintenance reserve (IMR) serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept. For SAP, an asset valuation reserve represents a provision for the possible fluctuations in invested assets and is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period the asset is sold and valuation allowances would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such declines would be charged to earnings.

   Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of any loan to the value of the underlying real estate at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

 . Policy Acquisition Costs. For SAP, the cost of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

 . Nonadmitted Assets. Certain assets designated as nonadmitted, principally receivables, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

 . Subsidiaries. The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 . Recognition of Premiums. For SAP, revenues for annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

 . Benefit Reserves. Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 . Federal Income Taxes. Federal income taxes for SAP are generally reported based on income which is currently taxable. Variances between taxes reported and the amount subsequently paid are reported as adjustments to accumulated surplus in the year paid. Deferred income taxes are not provided for differences between the financial statement and tax bases of assets and liabilities under SAP as would be required under GAAP.

 . Policyholder Dividends. Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

 . Reinsurance. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

 . Guaranty Fund and Other Assessments. Guaranty fund and other assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund and other assessments are accrued at the time the events occur on which assessments are expected to be based.

 . Statement of Cash Flows. Cash and short term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

 . Investments. Bonds, mortgage loans, common stocks, preferred stocks, real estate, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

   Bonds not backed by other loans, loan-backed bonds and structured securities are stated at amortized cost using the yield method including anticipated future cash flows and anticipated prepayments. Cash flows are updated periodically to reflect prepayments. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

   Mortgage loans on real estate are stated at amortized cost using the straight-line method.

   Common stocks are stated at fair value.

   Preferred stocks are carried at actual cost.

   Investments in real estate or property acquired in satisfaction of debt are carried at depreciated cost less encumbrances.

   Policy loans are carried at the aggregate unpaid balance.

   Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at cost which approximates fair value.

   The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value

 . Premiums and Annuity Considerations. Premium revenues are recognized when due for other than annuities, which are recognized when received.

 . Separate Accounts. Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Account are not included in the accompanying financial statements.

 . Life Insurance and Annuity Reserves. All policies, except variable annuities and institutional investment products, were acquired through coinsurance reinsurance agreements with CLA. The reserves established meet the requirements of the Insurance Law and Regulations of the State of Michigan and are consistent with the reserving practices of CLA. The Company waives deduction of deferred fractional premium upon death of the insured for all issues. Annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual and the Company holds a separate reserve which is the

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

   present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

   Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated and reserved for on a policy by policy basis.

   Policies issued at premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that of standard mortality.

   At the end of 2000 and 1999, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Michigan. The tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular interest on funds not involving life contingencies have been determined by formula. Other increases are insignificant and relate to the Company valuing the deferred acquisition costs and/or back-end charges in connection with the variable annuity.

 . Federal Income Tax. Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pretax income because of timing and other differences in the calculation of taxable income.

 . Policyholder Dividends. Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of earnings and surplus is allocated to participating policies based on various allocation bases.

NOTE C
Investments. The fair value for fixed maturities is based on quoted market
-----------
prices where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE C
Investments (continued).
-----------------------

                                                             December 31, 2000
                                         -------------------------------------------------------------
                                                           Gross            Gross
                                         Carrying       Unrealized       Unrealized          Fair
                                          Value            Gains           Losses           Value
------------------------------------------------------------------------------------------------------
U. S. government obligations              $  207,195          $ 5,326        $    (34)      $  212,487
All other corporate bonds                    788,159            6,491         (19,212)         775,438
Public utilities                              66,720              232            (177)          66,775
Mortgage-backed securities                    96,558                -               -           96,558
Foreign securities                           166,994            1,722          (3,600)         165,116
------------------------------------------------------------------------------------------------------

Total fixed maturities                    $1,325,626          $13,771        $(23,023)      $1,316,374
======================================================================================================

                                                              December 31, 1999
                                         --------------------------------------------------------------
                                                            Gross            Gross
                                         Carrying        Unrealized       Unrealized          Fair
                                           Value            Gains           Losses           Value
-------------------------------------------------------------------------------------------------------
U. S. government obligations               $  205,861          $17,906        $ (2,997)      $  220,770
Foreign governments                             7,828                -              (5)           7,823
All other corporate bonds                     708,220            1,594          (6,150)         703,664
Public utilities                               65,955                5            (431)          65,529
Mortgage-backed securities                    196,633                -               -          196,633
Foreign securities                            131,603              824            (667)         131,760
-------------------------------------------------------------------------------------------------------
Total fixed maturities                     $1,316,100          $20,329        $(10,250)      $1,326,179
=======================================================================================================

The amortized costs and fair value of fixed maturity investments at December 31, 2000 by contractual maturity are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

                                                     Carrying Value              Fair Value
--------------------------------------------------------------------------------------------------
In 2001                                                  $   60,493              $   59,277
In 2002 - 2005                                              290,289                 284,154
In 2006 - 2010                                              272,681                 268,576
2011 and after                                              605,605                 607,809
Mortgage-backed securities                                   96,558                  96,558
--------------------------------------------------------------------------------------------------
                                                         $1,325,626              $1,316,374
==================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE C
Investments (continued).
-----------------------

At December 31, 2000, and 1999, bonds with an admitted asset value of $4,704,000 and $4,565,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Information on mortgage loans at December 31 is as follows (in thousands of dollars):

                                                  2000              1999
--------------------------------------------------------------------------------
Impaired loans                                  $  4,238         $      -
Non-impaired loans                               887,456          898,623
--------------------------------------------------------------------------------
Total mortgage loans                            $891,694         $898,623
================================================================================

There was no income accrued or received on impaired loans in 2000. There were no impaired loans in 1999.

The maximum and minimum lending rates for commercial mortgage loans in 2000 were 9.63% and 7.93%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2000, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue were $2,329,000 and $0 at December 31, 2000 and 1999, respectively.

The mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Non-admitted mortgage loans increased $946,000 and decreased $923,000 in 2000 and 1999, respectively. At December 31, 2000 and 1999 the Company held no mortgages with prior outstanding liens.

Accumulated depreciation on investment real estate was $941,000 as of December 31, 1999.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE C
Investments (continued).
-----------------------

Major categories of CLICA's net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

                                                        2000              1999              1998
---------------------------------------------------------------------------------------------------
Income:
 Fixed maturities                                      $100,757          $ 98,453          $ 99,325
 Equity securities                                        4,262             3,460             1,340
 Mortgage loans                                          81,461            87,871            88,463
 Real estate                                                525               101               211
 Short-term investments                                   1,228             1,918             1,056
 Derivatives                                                511               305               759
 Policy loans                                                 -                30               485
 Amortization of IMR                                        347               772               976
 Other income                                               137               629               222
---------------------------------------------------------------------------------------------------
Total investment income                                 189,228           193,539           192,837
Less: investment expenses                                 3,426             2,811             4,430
      depreciation on real estate                           140               236               252
---------------------------------------------------------------------------------------------------
Net investment income                                  $185,662          $190,492          $188,155
===================================================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days and on bonds where the collection of income is uncertain. The total amount excluded as of December 31, 2000, 1999 and 1998 was $612,000, $0 and $798,000, respectively.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

                                    NOTE C

Investments (continued).
----------------------

Realized capital gains (losses) for years ended December 31 are summarized as follows (in thousands of dollars):

                                                           2000              1999             1998
----------------------------------------------------------------------------------------------------
Fixed maturities:
  Gross gains                                            $ 22,361           $15,357          $15,870
  Gross losses                                             (2,528)           (9,419)            (978)
                                                      ----------------------------------------------
    Total fixed maturities                                 19,833             5,938           14,892
Equity securities:
  Gross gains                                               4,321             2,163            4,374
  Gross losses                                             (4,071)             (936)            (957)
                                                      ----------------------------------------------
    Total equity securities                                   250             1,227            3,417
Mortgage loans                                                  -               (12)          (1,389)
Real estate                                                (2,615)                -             (550)
Derivative instruments                                        544            (5,031)          (1,847)
Other invested assets                                           -                 -                1
----------------------------------------------------------------------------------------------------
                                                           18,012             2,122           14,524
Income tax expense                                         (6,304)           (2,508)          (6,409)
Transfer to IMR                                           (13,285)           (1,813)          (8,488)
----------------------------------------------------------------------------------------------------
Net realized capital losses                              $ (1,577)          $(2,199)         $  (373)
====================================================================================================

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $(2,940,000), $(907,000) and $1,193,000 for the years ended December 31,
2000, 1999 and 1998, respectively. The accumulated gross unrealized gains and losses on equity securities at December 31 are as follows (in thousands of dollars):

                                                           2000             1999              1998
----------------------------------------------------------------------------------------------------
Accumulated gross unrealized gains                        $ 2,946          $ 4,950            $4,254
Accumulated gross unrealized losses                        (3,043)          (2,107)             (504)
----------------------------------------------------------------------------------------------------
Net unrealized gains (losses)                             $   (97)         $ 2,843            $3,750
====================================================================================================

The Company is party to various derivative instruments used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Interest rate swaps are an off-balance sheet item. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company's involvement in derivative instruments may also subject it to market risk which is associated with adverse movements in the underlying interest rates, equity prices and commodity prices. Since the Company's investment in derivative instruments is confined to hedging activities, market risk is minimal. As of December 31, 2000 and 1999, the notional amounts for government bond futures were $184,779,000 and $240,800,000, respectively. The notional amounts for interest rate swaps were $15,000,000 for 2000 and $21,503,000 for 1999.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE D
Concentration of Credit Risk. At December 31, 2000, CLICA held unrated or less-
----------------------------
than-investment grade corporate bonds of $117,066,000, with an aggregate fair value of $102,922,000. These holdings amounted to 8.8% of the bond portfolio and 4.1% of CLICA's total admitted assets. The portfolio is well diversified by industry.

CLICA's mortgage portfolio is well diversified by region and property type with 16% in California (book value - $146,909,000), 13% in New York (book value - $118,403,000), 11% in Ohio (book value - $94,066,000), and investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $16,500,000.

NOTE E
Federal Income Taxes. The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% differs from the effective tax provision amount (excluding tax on capital gains) for years ended December 31 as follows (in thousands of dollars):

                                                                2000             1999             1998
-------------------------------------------------------------------------------------------------------
Computed income taxes at statutory rate                       $7,934           $ 7,063           $7,928
Increase (decrease) in income taxes resulting from:
  Policyholder dividends                                           -              (403)            (202)
  Change in nonadmitted interest                                   -                 -             (541)
  Amortization of interest maintenance reserve                  (121)             (270)            (341)
  Amortization of prior year change in reserves                 (609)             (609)            (609)
  Accrual of bond discount                                      (352)              (85)            (670)
  Actuarial reserves                                            (238)             (536)             172
  Deferred acquisition cost tax                                  481              (766)            (251)
  Bad debt on mortgages                                            -                (4)            (486)
  Futures (losses) gains                                         190            (1,761)            (646)
  Mortgage prepayment penalties                                 (107)                 -               -
  Other                                                           58            (1,036)            (362)
-------------------------------------------------------------------------------------------------------
Federal income taxes                                          $7,236           $ 1,593           $3,992
=======================================================================================================

At December 31, 2000 and 1999, federal income taxes receivable were $140,000 and $1,279,000, respectively.

NOTE F
Participating Insurance. During 1999, CLICA's parent CLA, recaptured the
-----------------------
participating life and annuity business previously reinsured to CLICA. This transaction resulted in a recapture of 100% of the ordinary life insurance from CLICA. The reinsurance recapture resulted in a decrease in liabilities of $29,739,000 and the elimination of the related policy loans and dividends payable associated with this line of business.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE G
Reinsurance. Various reinsurance agreements exist between CLICA and CLA. The
-----------
effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of CLA. Except for variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 2000, 1999 and 1998 were the result of the coinsurance agreements. As of December 31, 2000, and 1999, $20,954,590 and $5,420,000,
respectively, were payable to CLA under the agreements. Additionally, the Company maintains a funds withheld coinsurance treaty under which certain annuity risks are ceded to Crown Life Insurance Company of Canada.

The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

                                                          2000              1999             1998
----------------------------------------------------------------------------------------------------
Direct premiums                                          $ 71,057          $ 95,430         $120,729
Premiums assumed                                          117,320           143,806          210,018
Premiums ceded                                             (1,242)             (561)          (1,169)
----------------------------------------------------------------------------------------------------
Net premiums and annuity considerations                  $187,135          $238,675         $329,578
====================================================================================================

During 1999, the Company ceased assuming certain lines of business from CLA.

NOTE H
Related Party Transactions. In addition to the coinsurance agreements mentioned
--------------------------
above, CLA has an agreement to provide various services for CLICA. For the years ended December 31, 2000, 1999 and 1998, the cost of these services amounted to $9,112,000, $7,755,000 and $9,418,000, respectively.

At December 31, 2000 and 1999, the amounts receivable and payable to CLA and affiliates, which include the above reinsurance amounts as well as outstanding administrative expenses, are as follows (in thousands of dollars):

                                                                             2000            1999
---------------------------------------------------------------------------------------------------
Receivable:
  CLA                                                                      $      -          $7,598
  CL Capital Management, Inc.                                                    27              27
  Canada Life of America Series Fund, Inc.                                       17             219
                                                                         --------------------------
    Total Receivable                                                             44           7,844
Payable:
  CLA                                                                       (23,853)          2,335
  Canada Life Insurance Company of New York                                       -           2,000
                                                                         --------------------------
    Total Payable                                                           (23,853)          4,335
---------------------------------------------------------------------------------------------------
Net (Payable) Receivable                                                   $(23,809)         $3,509
===================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE I
Separate Accounts. The Company's non-guaranteed separate variable accounts
-----------------
represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of either six unaffiliated management investment companies, or, prior to July 2000, in funds managed by CL Capital Management, Inc., an investment management subsidiary.

Premiums or deposits for years ended December 31, 2000, 1999 and 1998 were $59,488,000, $92,103,000 and $124,110,000, respectively. Total reserves were
$538,898,155 and $680,050,000 at December 31, 2000 and 1999, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

                                                             2000               1999            1998
------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Separate Accounts statement:
 Transfers to Separate Accounts                            $ 59,488           $ 92,103        $124,110
 Transfers from Separate Accounts                            90,514            108,031         136,151
------------------------------------------------------------------------------------------------------
Net transfers from Separate Accounts                        (31,026)           (15,928)        (12,041)

Reconciling adjustments:
 Net policyholder transactions                                  421                541          58,312
------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Life, Accident & Health
 annual statement                                          $(30,605)          $(15,387)       $ 46,271
======================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE J
Actuarial Reserves. CLICA's withdrawal characteristics for annuity reserves and
------------------
deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                  Amount                         Percent of Total
                                        --------------------------          ---------------------------
                                           2000            1999                2000           1999
-------------------------------------------------------------------------------------------------------
Subject to discretionary
 withdrawal:
  With market value adjustment          $  111,377      $  134,653                5.4%           6.3%
  At book value less surrender
   charge of 5% or more                    178,965         197,838                8.6%           9.3%

----------------------------------------------------------------------------------------------------
Subtotal                                   290,342         332,491               14.0%          15.6%

Subject to discretionary
 withdrawal without adjustment
 at book value (minimal or no
 charge adjustment)                         97,938         115,568                4.7%           5.4%
Not subject to discretionary
 withdrawal                              1,684,995       1,686,844               81.3%          79.0%
----------------------------------------------------------------------------------------------------
Total (gross)                            2,073,275       2,134,903              100.0%         100.0%
Less: reinsurance ceded                      2,313           1,730
------------------------------------------------------------------
Net annuity reserves and
 deposit fund liabilities               $2,070,962      $2,133,173
====================================================================================================

NOTE K
Capital and Surplus. The Company has two classes of capital stock: redeemable
-------------------
preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned, are non-voting and are redeemable by the Company at any time at a redemption price of $10.00 per share.

Under applicable Michigan insurance law, the Company is required to maintain a minimum unimpaired capital and surplus of $1,000,000 and additional surplus of $500,000. At December 31, 2000, unimpaired capital and surplus were $46,000,000 and $100,000,000 respectively.

The amount of dividends that can be distributed by Michigan domiciled companies without prior approval from the Michigan Insurance Commissioner is limited to an amount which (together with any other dividends or distributions made with the preceding 12 months) does not exceed the lessor of: (i) the insurer's earned surplus (excluding surplus arising from unrealized capital gains); or (ii) the greater of (a) 10% of the insurer's surplus or (b) its net gain from operations for the preceding year ended December 31. The maximum dividend payout which may be made without prior approval in 2001 is $13,855,000.

At December 31, 2000, the Company's capital and surplus exceeded the NAIC's "Risk Based Capital" requirements for life and health companies.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE L
Fair Value of Financial Instruments. The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all CLICA's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of CLICA.

                                        2000                            1999
                            ------------------------------    ----------------------------
                                Fair         Carrying             Fair        Carrying      Valuation
                                Value          Value             Value         Value         Method
-------------------------------------------------------------------------------------------------------
Financial Assets
----------------
 Bonds                         $1,316,374     $1,325,626        $1,326,179    $1,316,100              1
 Common & preferred
  stocks excluding
  investment in
  subsidiaries                     17,842         17,842            20,247        20,247              1
 Mortgage loans                   973,391        891,694           930,505       898,623              2

Financial Liabilities
---------------------
Investment -type
  Insurance contracts             373,946        373,436           432,704       438,822              4
Off-balance Sheet
-----------------
 Derivatives
 Interest rate swaps                3,354                            2,357                            3
 Futures                              502            502             3,688         3,688              3
=======================================================================================================

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for future contracts and interest rate swaps that have not settled are based on current settlement values.

4. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

                                    PART C



                               OTHER INFORMATION

PART C                        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Part B of this registration statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account/1/

     (2)  Not applicable.

     (3)  (a)  Form of Distribution Agreement/1/
          (b) (i)   Form of Selling Agreement/1/
          (b) (ii)  Amendment to Form of Selling Agreement/2/
          (b) (iii) Amendment to Form of Selling Agreement/4/

     (4)  (a)  Form of Annuity Policy/3/
          (b)  Riders and Endorsements/2/

     (5)       Form of Application/3/

     (6)  (a)  Certificate of Incorporation of CLICA/1/
          (b)  By-Laws of CLICA/1/

     (7)  Not applicable

     (8) (a) Participation Agreement Between Canada Life Series Fund and Canada Life Insurance Company of America/1/
          (b) Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of America/1/
          (c) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life Insurance Company of America/1/
          (d) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of America/1/
          (e) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (f) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of America/1/
          (g) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (h) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (i) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America/2/
          (j) Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Variable Investment Fund/2/
          (k) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (l) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (m) Amendment to Participation Agreement By and Among Canada Life Insurance Company of America and Montgomery Funds III and Montgomery Asset Management, L.P./2/
          (n)  Service Agreement/1/
          (o) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America/5/

          (p)  Amendment to Participation Agreement Among Variable
               Insurance Products Fund II, Fidelity Distributors
               Corporation and Canada Life Insurance Company of America/5/
          (q) Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America/5/
          (r) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America/5/

          (s) Amendment to Buy-Sell Agreement Among Seligman Portfolio, Inc., J. & W. Seligman & Co. Incorporated and Canada Life Insurance Company of America


          (t) Form of Shareholder Servicing Agreement By and Between Seligman Advisors, Inc. and Canada Life Insurance Company of America

     (9)  Opinion and Consent of Counsel/1/

     (10) (a)  Consent of Counsel
          (b)  Consent of Independent Counsel
          (c)  Consent of Independent Auditors

     (11) No items are omitted from Item 23.
     (12) Subscription Agreement/1/
     (13) Sample Performance Data Calculation/2/

     (14) Powers of Attorney/5/

---------------------

1 Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 20, 1997.

2 Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

4 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1999.

5 Incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 28, 2000.

Item 25.  Directors and Officers of the Depositor

         Name and Principal
          Business Address          Positions and Offices with Depositor
         ------------------         ------------------------------------

         R. E. Beettam (2)          President, Director & Chairman of the Board
         K. T. Ledwos (2)           Actuary & Director
         T. C. Scott (2)            Financial Vice President & Director
         R. K. MacTavish (2)        Agency Vice President
         W. S. McIlwaine (2)        Group Sales Vice President
         L. M. Flater (2)           Assistant Vice President - Taxation
         L. L. Ervin (2)            Accounting Officer & Assistant Treasurer
         G. N. Isaac (1)            Treasurer
         C. R. Edwards (2)          Secretary
         C. H. MacPhaul (2)         Assistant Secretary
         J. G. Deskins (2)          Illustration and Marketing Actuary
         F. W. Gram (2)             Internal Auditor
         S. C. Gile (2)             Administrative Officer
         P. D. Cochrane (1)         Administrative Officer & Assistant Treasurer
         D. V. Rough (1)            Assistant Treasurer
         E. P. Ovsenny (1)          Assistant Treasurer
         R. J. Butterill (1)        Assistant Treasurer
         K. A. Phelan (1)           Assistant Treasurer
         C. P. English (1)          Assistant Treasurer
         R. L. Findley (1)          Assistant Treasurer
         J. H. Mazur (1)            Assistant Treasurer
         H. A. Rachfalowski (1)     Director
         S. H. Zimmerman (3)        Director


         (1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
         (2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia 30339.
         (3) The business address is 800 Michigan National Tower, Lansing, Michigan 48933.

                                    PART C

PART C
Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                                 PERCENT OF                        PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED                  BUSINESS
-----------------------------  -------------------  ------------------------------------------   ----------------
Canada Life Financial                Canada         Publicly held                                Insurance
Corporation                                                                                      holding company

The Canada Life Assurance            Canada         Ownership of all voting securities through   Life and Health
Company                                             Canada Life Financial Corporation            Insurance

Canada Life Insurance               New York        Ownership of all voting securities through   Life and Health
Company of New York                                 The Canada Life Assurance Company            Insurance

Adason Properties Limited            Canada         Ownership of all voting securities           Property
                                                    through The Canada Life Assurance            Management
                                                    Company

Canada Life Irish Operations         England        Ownership of all voting securities           Life and Health
Limited                                             through Canada Life Limited                  Insurance

Canada Life Mortgage                 Canada         Ownership of all voting securities           Mortgage
Services Ltd.                                       through The Canada Life Assurance            Portfolios
                                                    Company

CLASSCO Benefit Services             Canada         Ownership of all voting securities           Administrative
Limited                                             through The Canada Life Assurance            Services
                                                    Company

The Canada Life Assurance        Rep. of Ireland    Ownership of all voting securities           Life and Health
Company of Ireland Limited                          through Canada Life Irish Holding            Insurance
                                                    Company Limited

F.S.D. Investments Limited.      Rep. of Ireland    Ownership of all voting securities           Unit Fund Sales
                                                    through Canada Life Assurance                and Management
                                                    (Ireland) Limited

Canada Life Insurance               Michigan        Ownership of all voting securities           Life and Health
Company of America                                  through The Canada Life Assurance            Insurance and
                                                    Company                                      Annuities

Canada Life of America               Georgia        Ownership of all voting securities           Broker Dealer
Financial Services Inc.                             through Canada Life Insurance
                                                    Company of America


                                                                   PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------
Adason Realty Ltd.                   Canada         Ownership of all voting securities       Realtor
                                                    through Adason Properties Limited

Canada Life Pension &            Rep. of Ireland    Ownership of all voting securities       Life Assurance
Annuities (Ireland) Limited                         through Canada Life Assurance
                                                    (Ireland) Limited

CLAI Limited                     Rep. of Ireland    Ownership of all voting securities       Holding,
                                                    through Canada Life Irish Holding        Service,
                                                    Company Limited                          Management and
                                                                                             Investment
                                                                                             Company

Canada Life Assurance            Rep. of Ireland    Ownership of all voting securities       Life Insurance,
(Ireland) Limited                                   through Canada Life Irish Holding        Pension, and
                                                    Company Limited                          Annuity

CL Capital Management, Inc.          Georgia        Ownership of all voting securities       Investment
                                                    through CLICA                            Advisor

Canada Life Capital                  Canada         Ownership of all voting securities       External
Corporation Inc.                                    through The Canada Life Assurance        Sources of
                                                    Company                                  Capital

Canada Life Securing                 Canada         Ownership of all voting securities       Holding Company
Corporation Inc.                                    through Canada Life Capital
                                                    Corporation Inc

The Canada Life Group (U.K.)         England        Ownership of all voting securities       Holding Company
Limited                                             through 3605744 Canada Inc.

Canada Life Holdings (U.K.)          England        Ownership of all voting securities       Holding Company
Limited                                             through Canada Life (U.K.) Limited

Canada Life Limited                  England        Ownership of all voting securities       Life and Health
                                                    through The Canada Life Group (U.K.)     Insurance
                                                    Limited and The Canada Life Assurance
                                                    Company

Canada Life Management (U.K.)        England        Ownership of all voting securties        Unit Trust
Limited                                             through Canada Life (U.K.) Limited       Sales &
                                                                                             Management

Canada Life Group Services           England        Ownership of all voting securties        Administrative
(U.K.) Limited                                      through Canada Life (U.K.) Limited       Services


Canada Life Trustee Services         England        Ownership of all voting securties        Trustee Services
(U.K.) Limited                                      through The Canada Life Group (U.K.)
                                                    Limited


                                                                   PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life Ireland Holdings          Ireland       Canada Life Irish Operations Limited     Holding Company
Limited

Canada Life (U.K.) Limited            England       Ownership of all voting securities       Holding Company
                                                    through Canada Life Limited

Canada Life Services (U.K.)           England       Ownership of all voting securities       Administrative Services
Limited                                             through Canada Life (U.K.) Limited

Canada Life International             England       Ownership of all voting securities       Unit Investment Products
Limited                                             through Canada Life (U.K.) Limited

Albany Life Assurance Company         England       Ownership of all voting securities       Unit Life and Pension
Limited                                             through Canada Life (U.K.) Limited       Insurance

Canada Life Pension Managers          England       Ownership of all voting securities       Trustee Services
& Trustees Limited                                  through Canada Life (U.K.) Limited

Pelican Food Services Limited         Canada        Ownership of all voting securities       Food service
                                                    through the Canada Life Assurance
                                                    Company

3605744 Canada Inc.                   Canada        Ownership of all voting securities       Holding Company
                                                    through the Canada Life Assurance
                                                    Company

Copia Investors Limited               England       Ownership of all voting securities       Asset Management
                                                    through The Canada Life Group (U.K.)
                                                    Limited

Copia Property Limited               England        Ownership of all voting securities       Property Managers
                                                    through The Canada Life Group (U.K.)
                                                    Limited
Canada Life Fund Managers (U.K.)      England       Ownership of all voting securities       Fund Manager
Limited                                             through Canada Life (U.K.) Limited

Canada Life Irish Holding             Ireland       Ownership of all voting securities       Holding Company
Company Limited                                     through 3605744 Canada Inc.

Canada Life Management                Ireland       Ownership of all voting securities       Management Services
Services Limited                                    through Canada Life Irish Holding
                                                    Company Limited

Canada Life Assurance Europe          Ireland       Ownership of all voting securities       Life Assurance and
Limited                                             through Canada Life Irish Holding        Pension
                                                    Company Limited

Setanta Asset Management              Ireland       Ownership of all voting securities       Asset Management
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Kanetix Ltd.                          Canada        Ownership of 98% of voting securities    Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Brasil Ltda.              Brazil        Ownership of all voting securities       Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Pactual                   Brazil        Ownership of 90% of voting securities    Distribution Services
Previdencia & Segures S.A.                          through Canada Life Brasil Ltda.

Canada Life Financial                 Canada        Ownership of all voting securities       Distribution Services
Distribution Services Inc.                          through The Canada Life Assurance
                                                    Company

Laketon Investment Management         Canada        Ownership of 35% of voting securities    Investment Management
                                                    through The Canada Life Assurance
                                                    Company

Georgia Nursing Homes, Inc.           Georgia       Ownership of all voting Securities       Nursing Home Operator
                                                    through the Canada Life Assurance
                                                    Company


Item 27. Number of Policy Owners


As of April 1, 2001, there were 1,499 owners of Nonqualified Policies and 2,837 owners of Qualified Policies.

Item 28. Indemnification

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 2, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.

(b) The following table provides certain information with respect to each director and officer of CLAFS.


Name and Principal                    Positions and Offices
Business Address                        With Underwriter
------------------                    ---------------------


M.T. Jansen**                         President, Director & Chairman of board
D.V. Rough*                           Treasurer
K.T. Ledwos**                         Administrative Officer & Director
S.C. Gile**                           Administrative Office
N.A. Hill**                           Security Compliance Office
C.H. MacPhaul**                       Secretary & Director
C.R. Edwards**                        Assistant Secretary

___________________
*  The business address is 330 University Avenue, Toronto, Ontario, Canada
   M5G1R8.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta,
   Georgia 30339.

(c)
                         Net
      Name Of       Underwriting
     Principal      Discounts And    Compensation     Brokerage
    Underwriter      Commissions    On Redemption    Commissions  Compensation
    -----------     -------------   -------------    -----------  ------------
    Canada Life       $3,645,763          $0               $0           $0
    of America
    Financial
    Services, Inc.


Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of America at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.


Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of America at the address or phone number listed in the Prospectus.


(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c-7

Canada Life Insurance Company of America and the Variable Account 1 rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Canada Life Insurance Company of America and the Variable Account 2 are exempt from the provisions of Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Fulton County, State of Georgia, on this 24th day of April, 2001.



                              CANADA LIFE OF AMERICA
                              VARIABLE ANNUITY ACCOUNT 1


                              By:  /s/ R. E. Beettam
                                   ------------------------
                                   R. E. Beettam, President


                              CANADA LIFE INSURANCE
                              COMPANY OF AMERICA


                              By:  /s/ R. E. Beettam
                                   ------------------------
                                   R. E. Beettam, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the registration statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.


     Signatures                  Title                          Date
     ----------                  -----                          ----


/s/ R. E. Beettam                Chairman, President &          April 24, 2001
----------------------           Director (Principal            --------------
R. E. Beettam                    Executive Officer)



/s/ L. L Ervin                   Assistant Treasurer            April 24, 2001
----------------------           (Principal Accounting          --------------
L. L. Ervin                      Officer)



*/s/K. T. Ledwos                 Director                       April 24, 2001
 ---------------------                                          --------------
 K. T. Ledwos

*/s/H. A. Rachfalowski           Director                       April 24, 2001
 ---------------------                                          --------------
 H. A. Rachfalowski



/s/T. C. Scott                   Director & Financial V.P.      April 24, 2001
----------------------           (Principal Financial           --------------
T. C. Scott                      Officer)


*/s/S. H. Zimmerman              Director                       April 24, 2001
 ---------------------                                          --------------
S. H. Zimmerman




*By /s/ R.E. Beetam
    ---------------
    R.E. Beetam

    *Signed pursuant to power of attorney previously filed

                                 EXHIBIT INDEX



Exhibit                             Description of Exhibit
-------                             ----------------------

8  (s)         Amendment to Buy-Sell Agreement Among Seligman Portfolios,
               Inc., J. & W. Seligman & Co. Incorporated and Canada Life
               Insurance Company of America


   (t) Form of Shareholder Servicing Agreement by and between Seligman Advisors, Inc. and Canada Life Insurance Company of America

10 (a)         Consent of Counsel

   (b)         Consent of Independent Counsel

   (c)         Consent of Independent Auditors